UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21990

Fidelity Commonwealth Trust II
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® International
Enhanced Index Fund

November 30, 2014

1.870941.106

IEI-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Australia - 6.9%
ASX Ltd.	3,673	$ 112,566
Australia & New Zealand Banking Group Ltd.	32,645	887,079
BHP Billiton Ltd.	7,968	206,707
Commonwealth Bank of Australia	13,953	958,807
CSL Ltd.	1,086	76,337
Echo Entertainment Group Ltd.	115,682	361,422
Fortescue Metals Group Ltd.	119,873	300,021
Mirvac Group unit	70,494	105,320
National Australia Bank Ltd.	17,016	472,234
Rio Tinto Ltd.	3,204	161,199
Sonic Healthcare Ltd.	8,390	124,635
Telstra Corp. Ltd.	107,528	520,854
The GPT Group unit	36,944	130,205
Westfield Corp. unit	7,777	54,884
Westpac Banking Corp.	31,451	870,764
Woodside Petroleum Ltd.	14,441	439,497
WorleyParsons Ltd.	1	9
TOTAL AUSTRALIA		5,782,540
Austria - 0.4%
Voestalpine AG	7,324	304,383
Bailiwick of Jersey - 0.9%
Shire PLC	9,211	657,393
WPP PLC	4,843	101,393
TOTAL BAILIWICK OF JERSEY		758,786
Belgium - 0.8%
Anheuser-Busch InBev SA NV	1,522	179,015
Belgacom SA	7,135	281,835
Colruyt NV	2,163	100,659
Delhaize Group SA	1,350	98,712
Telenet Group Holding NV (a)	516	29,515
TOTAL BELGIUM		689,736
Bermuda - 0.4%
Yue Yuen Industrial (Holdings) Ltd.	101,000	362,068
Denmark - 2.6%
A.P. Moller - Maersk A/S Series B	193	402,783
Coloplast A/S Series B	1,249	108,295
Novo Nordisk A/S Series B	21,587	983,165
Pandora A/S	3,161	280,684
Vestas Wind Systems A/S (a)	9,879	364,102
TOTAL DENMARK		2,139,029
Finland - 1.5%
Nokia Corp.	60,397	501,833
Orion Oyj (B Shares)	7,888	270,699
UPM-Kymmene Corp.	28,475	473,010
TOTAL FINLAND		1,245,542
France - 8.6%
BNP Paribas SA	9,579	614,551

	Shares	Value
Christian Dior SA	1,346	$ 257,923
Compagnie de St. Gobain	3,634	167,035
Credit Agricole SA	37,861	532,584
EDF SA	7,487	224,284
GDF Suez	20,079	495,064
Lafarge SA (Bearer)	461	32,800
Lagardere S.C.A. (Reg.)	2,117	60,059
Michelin CGDE Series B	5,833	536,729
Orange SA	37,018	652,793
Peugeot Citroen SA (a)	38,219	489,826
Safran SA	1,003	64,935
Sanofi SA	9,989	965,395
Suez Environnement SA	25,111	445,562
Total SA	15,969	891,715
Valeo SA	1,882	231,718
VINCI SA	10,463	566,006
TOTAL FRANCE		7,228,979
Germany - 6.6%
Allianz SE	5,427	935,042
BASF AG	3,426	311,240
Bayer AG	2,573	387,232
Bayerische Motoren Werke AG (BMW)	648	74,140
Continental AG	2,827	595,184
Daimler AG (Germany)	4,622	389,928
Deutsche Telekom AG	26,314	447,454
Hannover Reuck SE	2,169	193,672
Hochtief AG	1,700	128,167
Muenchener Rueckversicherungs AG	2,910	599,804
ProSiebenSat.1 Media AG	10,774	460,499
Siemens AG	8,730	1,032,567
TOTAL GERMANY		5,554,929
Hong Kong - 3.7%
AIA Group Ltd.	5,600	32,351
BOC Hong Kong (Holdings) Ltd.	130,000	459,322
Cheung Kong Holdings Ltd.	32,000	587,190
Hopewell Holdings Ltd.	22,500	82,254
Hutchison Whampoa Ltd.	46,000	576,564
Hysan Development Co. Ltd.	19,005	87,858
Link (REIT)	81,000	515,983
Sino Land Ltd.	24,000	39,366
Wharf Holdings Ltd.	56,000	404,028
Wheelock and Co. Ltd.	66,000	331,919
TOTAL HONG KONG		3,116,835
Italy - 1.9%
Enel SpA	130,990	632,405
Eni SpA	16,787	334,435
EXOR SpA	3,916	174,442
Mediobanca SpA	37,822	338,846
Snam Rete Gas SpA	15,657	83,071
TOTAL ITALY		1,563,199
Common Stocks - continued
	Shares	Value
Japan - 21.7%
Asahi Kasei Corp.	53,000	$ 460,908
Astellas Pharma, Inc.	36,000	517,839
Bridgestone Corp.	10,600	364,395
Brother Industries Ltd.	6,500	121,488
Canon, Inc.	19,900	635,688
Central Japan Railway Co.	3,200	465,830
Citizen Holdings Co. Ltd.	35,200	272,298
Daito Trust Construction Co. Ltd.	1,400	158,085
Daiwa House Industry Co. Ltd.	5,200	99,053
Fuji Electric Co. Ltd.	35,000	153,661
Fuji Heavy Industries Ltd.	15,100	549,438
Fujifilm Holdings Corp.	10,600	351,532
Fujitsu Ltd.	88,000	502,847
Hino Motors Ltd.	26,000	350,333
Hitachi Construction Machinery Co. Ltd.	13,700	295,773
Hoya Corp.	1,200	42,673
Ibiden Co. Ltd.	2,000	29,713
Itochu Corp.	12,200	140,433
Japan Airlines Co. Ltd.	14,500	426,435
JGC Corp.	2,000	43,035
Kao Corp.	12,300	455,640
KDDI Corp.	9,400	602,322
Kinden Corp.	12,000	114,772
Kobe Steel Ltd.	292,000	465,054
Konica Minolta, Inc.	38,700	451,342
Kuraray Co. Ltd.	2,500	30,442
Mitsubishi Chemical Holdings Corp.	9,100	46,892
Mitsubishi Electric Corp.	46,000	552,954
Mitsubishi Motors Corp. of Japan	43,600	448,235
Mitsubishi Tanabe Pharma Corp.	21,500	327,926
Mitsubishi UFJ Financial Group, Inc.	73,900	425,776
Murata Manufacturing Co. Ltd.	3,700	399,869
New Hampshire Foods Ltd.	13,000	261,052
Nippon Telegraph & Telephone Corp.	9,800	524,245
Nitori Holdings Co. Ltd.	1,500	83,172
Nitto Denko Corp.	1,800	94,998
Nomura Holdings, Inc.	87,300	525,124
NSK Ltd.	8,000	100,784
NTT DOCOMO, Inc.	17,400	271,635
Oriental Land Co. Ltd.	1,200	261,195
ORIX Corp.	38,800	511,851
Otsuka Holdings Co. Ltd.	9,000	284,592
Panasonic Corp.	47,100	605,794
Resona Holdings, Inc.	89,100	481,126
Ricoh Co. Ltd.	1,200	12,999
ROHM Co. Ltd.	2,200	142,378
Seiko Epson Corp.	10,100	487,680
Shimamura Co. Ltd.	2,000	167,355
Shin-Etsu Chemical Co., Ltd.	2,100	141,392
SoftBank Corp.	400	26,658
Sojitz Corp.	15,400	22,061
Sumitomo Chemical Co. Ltd.	8,000	30,269

	Shares	Value
Sumitomo Mitsui Financial Group, Inc.	19,100	$ 717,384
TDK Corp.	7,200	433,808
Tokio Marine Holdings, Inc.	10,300	336,809
Tokyo Electric Power Co., Inc. (a)	111,500	407,778
Toyota Motor Corp.	11,000	676,531
Yamaguchi Financial Group, Inc.	27,000	270,751
TOTAL JAPAN		18,182,102
Luxembourg - 0.1%
Subsea 7 SA	4,908	48,768
Netherlands - 3.9%
CNH Industrial NV	52,628	412,228
Fiat Chrysler Automobiles NV (a)	235	2,933
Heineken Holding NV	6,756	462,273
Heineken NV (Bearer)	4,851	381,783
Koninklijke Ahold NV	29,542	522,163
Koninklijke Boskalis Westminster NV	4,518	253,681
STMicroelectronics NV	49,585	371,486
Unilever NV (Certificaten Van Aandelen) (Bearer)	20,592	838,814
TOTAL NETHERLANDS		3,245,361
Norway - 1.3%
DNB ASA	7,993	132,369
Norsk Hydro ASA	23,669	138,217
Statoil ASA	24,653	465,415
Yara International ASA	9,267	392,956
TOTAL NORWAY		1,128,957
Portugal - 0.1%
Energias de Portugal SA	27,367	112,340
Singapore - 1.8%
ComfortDelgro Corp. Ltd.	209,000	416,942
DBS Group Holdings Ltd.	9,450	143,784
Jardine Cycle & Carriage Ltd.	5,000	163,393
Keppel Land Ltd.	36,000	93,087
Oversea-Chinese Banking Corp. Ltd.	19,003	152,806
United Overseas Bank Ltd.	9,384	172,804
Yangzijiang Shipbuilding Holdings Ltd.	404,000	379,728
TOTAL SINGAPORE		1,522,544
Spain - 3.4%
Abertis Infraestructuras SA	8,859	189,710
Banco Bilbao Vizcaya Argentaria SA	872	9,371
Banco Santander SA (Spain)	124,926	1,125,032
Gas Natural SDG SA	16,819	476,737
MAPFRE SA (Reg.)	95,048	349,010
Telefonica SA	42,240	677,579
Telefonica SA rights 12/3/14 (a)	26,789	12,267
TOTAL SPAIN		2,839,706
Sweden - 2.5%
H&M Hennes & Mauritz AB (B Shares)	13,087	560,673
Investor AB (B Shares)	7,458	280,201
Common Stocks - continued
	Shares	Value
Sweden - continued
Securitas AB (B Shares)	19,046	$ 230,050
Skandinaviska Enskilda Banken AB (A Shares)	1	13
Telefonaktiebolaget LM Ericsson (B Shares)	52,867	664,414
TeliaSonera AB	51,087	364,550
TOTAL SWEDEN		2,099,901
Switzerland - 9.3%
Actelion Ltd.	4,032	479,707
Adecco SA (Reg.)	3,335	234,305
Coca-Cola HBC AG	3,282	74,532
Givaudan SA	108	192,572
Nestle SA	26,385	1,980,282
Novartis AG	17,521	1,695,201
Pargesa Holding SA	916	72,939
Roche Holding AG (participation certificate)	5,921	1,772,721
Swatch Group AG (Bearer)	437	216,068
Swiss Re Ltd.	2,471	211,343
Transocean Ltd. (Switzerland)	1	21
UBS Group AG	45,659	820,278
TOTAL SWITZERLAND		7,749,969
United Kingdom - 18.9%
3i Group PLC	40,177	278,996
Antofagasta PLC	20,613	237,599
Associated British Foods PLC	1,638	82,055
AstraZeneca PLC:
(United Kingdom)	1,546	114,865
sponsored ADR	5,558	412,237
Aviva PLC	22,057	175,651
BP PLC	179,828	1,178,934
British American Tobacco PLC (United Kingdom)	19,263	1,140,425
BT Group PLC	117,183	751,175
Diageo PLC	2,344	72,344
Direct Line Insurance Group PLC	31,737	146,180
easyJet PLC	18,341	474,168
GlaxoSmithKline PLC	1,351	31,382
GlaxoSmithKline PLC sponsored ADR (e)	21,224	985,855
Hammerson PLC	15,864	154,574
HSBC Holdings PLC:
(United Kingdom)	37,087	369,515
sponsored ADR (e)	14,282	710,530
Imperial Tobacco Group PLC	15,337	710,017
ITV PLC	102,323	342,791
Kingfisher PLC	102,694	501,667
Land Securities Group PLC	1,891	35,135

	Shares	Value
Lloyds Banking Group PLC (a)	286,096	$ 359,480
Marks & Spencer Group PLC	65,986	504,142
Next PLC	3,623	383,897
Old Mutual PLC	131,497	411,940
Persimmon PLC	19,461	466,599
Reckitt Benckiser Group PLC	2,932	240,976
Rexam PLC	8,668	61,331
Rio Tinto PLC	14,579	678,539
Royal Dutch Shell PLC:
Class A (United Kingdom)	27,074	902,041
Class B (United Kingdom)	18,778	652,148
Scottish & Southern Energy PLC	6,665	170,955
Sky PLC (a)	36,354	529,913
Standard Chartered PLC (United Kingdom)	44,567	653,185
Unilever PLC	17,107	722,047
Vodafone Group PLC	63,512	232,772
TOTAL UNITED KINGDOM		15,876,060
TOTAL COMMON STOCKS (Cost $79,943,600)		81,551,734
Nonconvertible Preferred Stocks - 1.4%

Germany - 1.4%
Henkel AG & Co. KGaA	5,659	628,242
Volkswagen AG	2,386	549,840
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,122,795)		1,178,082
Government Obligations - 0.3%
Principal Amount
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.05% 3/5/15 (f) (Cost $249,969)	$ 250,000	249,990
Money Market Funds - 2.5%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (c)	370,455	$ 370,455
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(d)	1,695,625	1,695,625
TOTAL MONEY MARKET FUNDS (Cost $2,066,080)		2,066,080
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $83,382,444)		85,045,886
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(1,241,741)
NET ASSETS - 100%		$ 83,804,145
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
11 NYSE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2014	$ 1,010,020	$ 8

The face value of futures purchased as a percentage of net assets is 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $42,998.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 19,635
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,609,119	$ 9,723,734	$ 1,885,385	$ -
Consumer Staples	8,951,031	3,919,392	5,031,639	-
Energy	4,912,983	488,295	4,424,688	-
Financials	19,822,999	14,309,860	5,513,139	-
Health Care	10,195,476	3,975,354	6,220,122	-
Industrials	8,641,296	7,608,729	1,032,567	-
Information Technology	5,422,048	3,248,627	2,173,421	-
Materials	4,760,529	3,875,283	885,246	-
Telecommunication Services	5,366,139	1,781,828	3,584,311	-
Utilities	3,048,196	3,048,196	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Government Obligations	$ 249,990	$ -	$ 249,990	$ -
Money Market Funds	2,066,080	2,066,080	-	-
Total Investments in Securities:	$ 85,045,886	$ 54,045,378	$ 31,000,508	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 8	$ 8	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 45,242
Level 2 to Level 1	$ 1,609,796
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $83,475,727. Net unrealized appreciation aggregated $1,570,159, of which $5,858,875 related to appreciated investment securities and $4,288,716 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Core
Enhanced Index Fund

November 30, 2014

1.859522.107

CEI-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 1.2%
Dana Holding Corp.	5,294	$ 112,233
Delphi Automotive PLC	11,252	820,833
Gentex Corp.	42,027	1,494,480
Lear Corp.	18,147	1,740,479
		4,168,025
Diversified Consumer Services - 0.5%
H&R Block, Inc.	57,762	1,943,114
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.	4,241	410,571
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	1,623	549,613
Media - 4.1%
Comcast Corp. Class A	80,481	4,590,636
DIRECTV (a)	5,706	500,473
The Walt Disney Co.	44,854	4,149,444
Time Warner Cable, Inc.	2,966	442,764
Time Warner, Inc.	37,752	3,213,450
Viacom, Inc. Class B (non-vtg.)	23,428	1,771,860
		14,668,627
Multiline Retail - 0.6%
Macy's, Inc.	35,792	2,323,259
Specialty Retail - 3.5%
Bed Bath & Beyond, Inc. (a)	28,722	2,107,333
Best Buy Co., Inc.	7,476	294,629
Foot Locker, Inc.	31,567	1,808,473
Gap, Inc.	50,372	1,994,731
Home Depot, Inc.	43,791	4,352,825
Lowe's Companies, Inc.	29,860	1,905,964
		12,463,955
Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc. Class B	30,773	3,055,451
TOTAL CONSUMER DISCRETIONARY		39,582,615
CONSUMER STAPLES - 8.1%
Beverages - 1.8%
Dr. Pepper Snapple Group, Inc.	26,386	1,952,564
Monster Beverage Corp. (a)	9,046	1,014,509
PepsiCo, Inc.	18,475	1,849,348
The Coca-Cola Co.	34,901	1,564,612
		6,381,033
Food & Staples Retailing - 0.4%
CVS Health Corp.	9,232	843,436
Wal-Mart Stores, Inc.	9,522	833,556
		1,676,992
Food Products - 2.3%
Archer Daniels Midland Co.	47,844	2,520,422
Pilgrims Pride Corp. (a)(e)	60,025	1,938,808

	Shares	Value
Sanderson Farms, Inc. (e)	20,298	$ 1,762,069
Tyson Foods, Inc. Class A	47,600	2,015,384
		8,236,683
Household Products - 2.4%
Colgate-Palmolive Co.	35,323	2,458,128
Kimberly-Clark Corp.	3,684	429,518
Procter & Gamble Co.	62,048	5,611,001
		8,498,647
Tobacco - 1.2%
Altria Group, Inc.	66,452	3,339,878
Lorillard, Inc.	1,551	97,930
Philip Morris International, Inc.	9,799	851,827
		4,289,635
TOTAL CONSUMER STAPLES		29,082,990
ENERGY - 8.2%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	2,942	167,694
Halliburton Co.	49,991	2,109,620
Helmerich & Payne, Inc.	1,477	102,725
National Oilwell Varco, Inc.	32,101	2,152,051
Schlumberger Ltd.	34,417	2,958,141
		7,490,231
Oil, Gas & Consumable Fuels - 6.1%
Chevron Corp.	42,078	4,581,032
ConocoPhillips Co.	16,881	1,115,328
EOG Resources, Inc.	22,343	1,937,585
Exxon Mobil Corp.	85,747	7,763,533
Marathon Petroleum Corp.	23,263	2,095,764
Occidental Petroleum Corp.	27,006	2,154,269
Phillips 66 Co.	1,595	116,467
Valero Energy Corp.	45,318	2,202,908
		21,966,886
TOTAL ENERGY		29,457,117
FINANCIALS - 14.3%
Banks - 4.6%
Bank of America Corp.	209,788	3,574,788
Citigroup, Inc.	25,461	1,374,130
JPMorgan Chase & Co.	66,213	3,983,374
PNC Financial Services Group, Inc.	343	30,002
Regions Financial Corp.	144,795	1,458,086
Wells Fargo & Co.	114,999	6,265,146
		16,685,526
Capital Markets - 2.8%
Goldman Sachs Group, Inc.	16,740	3,153,983
Lazard Ltd. Class A	34,441	1,774,400
Morgan Stanley	67,242	2,365,574
SEI Investments Co.	33,115	1,312,347
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
T. Rowe Price Group, Inc.	2,094	$ 174,786
Waddell & Reed Financial, Inc. Class A	23,678	1,138,438
		9,919,528
Consumer Finance - 2.3%
American Express Co.	20,982	1,939,156
Capital One Financial Corp.	29,936	2,490,675
Discover Financial Services	32,540	2,132,997
Navient Corp.	23,825	499,372
Synchrony Financial (a)	37,715	1,094,112
		8,156,312
Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc. Class B (a)	22,537	3,351,027
CBOE Holdings, Inc.	15,951	955,624
McGraw Hill Financial, Inc.	22,447	2,097,897
		6,404,548
Insurance - 1.5%
AFLAC, Inc.	30,481	1,820,630
Progressive Corp.	48,312	1,316,019
The Travelers Companies, Inc.	21,738	2,270,534
		5,407,183
Real Estate Investment Trusts - 1.3%
Chimera Investment Corp.	11,633	39,320
MFA Financial, Inc.	6,732	56,414
Public Storage	12,629	2,369,579
Weyerhaeuser Co.	61,497	2,171,459
		4,636,772
TOTAL FINANCIALS		51,209,869
HEALTH CARE - 15.6%
Biotechnology - 3.6%
Amgen, Inc.	25,189	4,163,994
Biogen Idec, Inc. (a)	10,059	3,095,054
Gilead Sciences, Inc. (a)	45,300	4,544,496
United Therapeutics Corp. (a)	6,838	906,514
		12,710,058
Health Care Equipment & Supplies - 1.3%
C.R. Bard, Inc.	12,100	2,024,935
Covidien PLC	5,207	525,907
Edwards Lifesciences Corp. (a)	17,092	2,216,491
		4,767,333
Health Care Providers & Services - 3.2%
Aetna, Inc.	26,359	2,299,559
Cardinal Health, Inc.	673	55,314
HCA Holdings, Inc. (a)	5,691	396,606
Health Net, Inc. (a)	34,012	1,747,537
UnitedHealth Group, Inc.	33,057	3,260,412

	Shares	Value
Universal Health Services, Inc. Class B	11,980	$ 1,253,348
WellPoint, Inc.	18,876	2,414,429
		11,427,205
Pharmaceuticals - 7.5%
AbbVie, Inc.	58,025	4,015,330
Allergan, Inc.	3,956	846,149
Bristol-Myers Squibb Co.	15,757	930,451
Eli Lilly & Co.	44,037	2,999,800
Johnson & Johnson	69,463	7,519,370
Merck & Co., Inc.	83,829	5,063,272
Pfizer, Inc.	177,126	5,517,475
		26,891,847
TOTAL HEALTH CARE		55,796,443
INDUSTRIALS - 11.2%
Aerospace & Defense - 3.3%
General Dynamics Corp.	17,495	2,543,073
Lockheed Martin Corp.	13,372	2,561,540
Northrop Grumman Corp.	4,546	640,668
Raytheon Co.	21,024	2,243,261
The Boeing Co.	25,927	3,483,552
United Technologies Corp.	1,150	126,592
Vectrus, Inc. (a)	8,513	240,577
		11,839,263
Air Freight & Logistics - 0.7%
FedEx Corp.	14,644	2,609,268
Airlines - 2.0%
Alaska Air Group, Inc.	30,512	1,801,123
Delta Air Lines, Inc.	57,776	2,696,406
Southwest Airlines Co.	61,244	2,561,224
		7,058,753
Commercial Services & Supplies - 0.2%
Pitney Bowes, Inc.	32,205	792,887
Industrial Conglomerates - 2.9%
3M Co.	22,993	3,680,949
General Electric Co.	252,313	6,683,771
		10,364,720
Machinery - 1.3%
Caterpillar, Inc.	28,955	2,912,873
Cummins, Inc.	1,905	277,406
Trinity Industries, Inc. (e)	48,614	1,558,565
		4,748,844
Professional Services - 0.2%
Robert Half International, Inc.	9,456	537,006
Road & Rail - 0.6%
Union Pacific Corp.	17,540	2,048,146
TOTAL INDUSTRIALS		39,998,887
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 3.3%
Brocade Communications Systems, Inc.	128,286	$ 1,450,915
Cisco Systems, Inc.	157,734	4,359,768
F5 Networks, Inc. (a)	6,383	824,620
Juniper Networks, Inc.	59,121	1,310,121
QUALCOMM, Inc.	54,155	3,947,900
		11,893,324
Internet Software & Services - 1.5%
Facebook, Inc. Class A (a)	15,952	1,239,470
Google, Inc.:
Class A (a)	5,055	2,775,599
Class C (a)	2,271	1,230,496
		5,245,565
IT Services - 2.5%
Amdocs Ltd.	26,627	1,297,933
DST Systems, Inc.	13,819	1,371,536
IBM Corp.	27,936	4,530,381
Visa, Inc. Class A	6,891	1,779,187
		8,979,037
Semiconductors & Semiconductor Equipment - 3.5%
Broadcom Corp. Class A	10,962	472,791
Intel Corp.	145,471	5,418,795
Marvell Technology Group Ltd.	126,146	1,806,411
Micron Technology, Inc. (a)	74,812	2,689,491
NVIDIA Corp.	96,178	2,016,853
Skyworks Solutions, Inc.	710	47,904
		12,452,245
Software - 4.2%
Microsoft Corp.	176,979	8,461,366
Oracle Corp.	102,098	4,329,976
Symantec Corp.	83,213	2,171,027
		14,962,369
Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	128,029	15,226,484
Hewlett-Packard Co.	80,586	3,147,689
Lexmark International, Inc. Class A	6,426	275,418
NetApp, Inc.	42,732	1,818,247
Western Digital Corp.	15,151	1,564,644
		22,032,482
TOTAL INFORMATION TECHNOLOGY		75,565,022
MATERIALS - 2.6%
Chemicals - 2.6%
Albemarle Corp. (e)	25,318	1,494,775
International Flavors & Fragrances, Inc.	10,223	1,034,261
LyondellBasell Industries NV Class A	28,090	2,215,177
PPG Industries, Inc.	2,152	470,901

	Shares	Value
The Dow Chemical Co.	55,364	$ 2,694,566
Westlake Chemical Corp.	20,781	1,321,672
		9,231,352
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	146,352	5,177,934
Verizon Communications, Inc.	111,741	5,652,977
		10,830,911
UTILITIES - 1.2%
Electric Utilities - 0.6%
American Electric Power Co., Inc.	6,345	365,155
Entergy Corp.	22,092	1,853,519
		2,218,674
Gas Utilities - 0.0%
AGL Resources, Inc.	165	8,631
Multi-Utilities - 0.6%
Public Service Enterprise Group, Inc.	50,483	2,109,180
Water Utilities - 0.0%
American Water Works Co., Inc.	659	34,960
TOTAL UTILITIES		4,371,445
TOTAL COMMON STOCKS (Cost $286,077,002)		345,126,651
Money Market Funds - 4.6%

Dreyfus Cash Management Institutional Shares, 0.10% (c)	10,751,368	10,751,368
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(d)	5,638,100	5,638,100
TOTAL MONEY MARKET FUNDS (Cost $16,389,468)		16,389,468
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $302,466,470)	361,516,119
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(3,253,399)
NET ASSETS - 100%	$ 358,262,720
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
124 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2014	$ 12,811,060	$ 376,074
The face value of futures purchased as a percentage of net assets is 3.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 6,554
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $303,434,533. Net unrealized appreciation aggregated $58,081,586, of which $63,152,977 related to appreciated investment securities and $5,071,391 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Growth
Enhanced Index Fund

November 30, 2014

1.859523.107

GEI-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 16.7%
Auto Components - 1.7%
Dana Holding Corp.	51,949	$ 1,101,319
Gentex Corp.	49,675	1,766,443
Lear Corp.	19,036	1,825,743
Tenneco, Inc. (a)(e)	15,966	867,752
		5,561,257
Diversified Consumer Services - 0.1%
H&R Block, Inc.	10,636	357,795
Hotels, Restaurants & Leisure - 1.3%
Brinker International, Inc.	23,200	1,306,856
Chipotle Mexican Grill, Inc. (a)	835	554,123
McDonald's Corp.	13,895	1,345,175
Starbucks Corp.	2,532	205,624
Wyndham Worldwide Corp.	11,387	949,220
		4,360,998
Household Durables - 0.0%
Garmin Ltd.	1,853	106,177
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (a)	6,278	2,125,982
Expedia, Inc.	22,841	1,989,680
HSN, Inc.	4,006	292,158
priceline.com, Inc. (a)	188	218,116
		4,625,936
Leisure Products - 0.5%
Polaris Industries, Inc.	11,527	1,806,396
Media - 4.2%
Comcast Corp. Class A	98,693	5,629,449
DIRECTV (a)	10,698	938,322
Morningstar, Inc.	2,140	142,824
Omnicom Group, Inc.	1,290	99,678
The Walt Disney Co.	28,703	2,655,315
Time Warner Cable, Inc.	6,350	947,928
Time Warner, Inc.	16,357	1,392,308
Viacom, Inc. Class B (non-vtg.)	31,218	2,361,017
		14,166,841
Multiline Retail - 0.5%
Dollar General Corp. (a)	1,245	83,091
Kohl's Corp.	3,132	186,730
Macy's, Inc.	22,243	1,443,793
		1,713,614
Specialty Retail - 5.6%
Bed Bath & Beyond, Inc. (a)	25,571	1,876,144
Best Buy Co., Inc.	47,224	1,861,098
Dick's Sporting Goods, Inc.	11,331	573,462
DSW, Inc. Class A	20,704	734,578
Foot Locker, Inc.	29,734	1,703,461
Gap, Inc.	48,526	1,921,630
Home Depot, Inc.	59,125	5,877,025
Lowe's Companies, Inc.	15,128	965,620

	Shares	Value
O'Reilly Automotive, Inc. (a)	7,287	$ 1,331,626
PetSmart, Inc.	24,080	1,896,541
		18,741,185
Textiles, Apparel & Luxury Goods - 1.4%
Fossil Group, Inc. (a)	3,830	427,888
Hanesbrands, Inc.	5,266	609,382
NIKE, Inc. Class B	36,408	3,614,950
		4,652,220
TOTAL CONSUMER DISCRETIONARY		56,092,419
CONSUMER STAPLES - 8.6%
Beverages - 3.6%
Brown-Forman Corp. Class B (non-vtg.)	10,219	991,754
Dr. Pepper Snapple Group, Inc.	28,172	2,084,728
Monster Beverage Corp. (a)	10,993	1,232,865
PepsiCo, Inc.	39,659	3,969,866
The Coca-Cola Co.	83,426	3,739,988
		12,019,201
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	836	118,812
CVS Health Corp.	9,542	871,757
Wal-Mart Stores, Inc.	7,392	647,096
Walgreen Co.	7,209	494,609
		2,132,274
Food Products - 2.3%
Archer Daniels Midland Co.	32,336	1,703,460
Ingredion, Inc.	10,747	894,473
Mead Johnson Nutrition Co. Class A	289	30,010
Pilgrims Pride Corp. (a)(e)	54,313	1,754,310
Sanderson Farms, Inc. (e)	19,133	1,660,936
Tyson Foods, Inc. Class A	40,255	1,704,397
		7,747,586
Household Products - 0.7%
Colgate-Palmolive Co.	7,332	510,234
Kimberly-Clark Corp.	13,838	1,613,372
Procter & Gamble Co.	3,044	275,269
		2,398,875
Tobacco - 1.4%
Altria Group, Inc.	36,747	1,846,904
Lorillard, Inc.	6,082	384,017
Philip Morris International, Inc.	26,857	2,334,679
		4,565,600
TOTAL CONSUMER STAPLES		28,863,536
ENERGY - 5.3%
Energy Equipment & Services - 2.5%
Dril-Quip, Inc. (a)	712	56,782
Halliburton Co.	58,292	2,459,922
Helmerich & Payne, Inc.	13,319	926,336
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
National Oilwell Varco, Inc.	22,850	$ 1,531,864
Schlumberger Ltd.	41,359	3,554,806
		8,529,710
Oil, Gas & Consumable Fuels - 2.8%
EOG Resources, Inc.	24,142	2,093,594
Exxon Mobil Corp.	8,665	784,529
Marathon Petroleum Corp.	22,081	1,989,277
Occidental Petroleum Corp.	3,563	284,221
Tesoro Corp.	22,030	1,687,939
Valero Energy Corp.	37,230	1,809,750
Western Refining, Inc.	16,383	673,505
		9,322,815
TOTAL ENERGY		17,852,525
FINANCIALS - 6.4%
Banks - 0.1%
Wells Fargo & Co.	9,245	503,668
Capital Markets - 2.1%
Lazard Ltd. Class A	36,504	1,880,686
SEI Investments Co.	41,193	1,632,479
T. Rowe Price Group, Inc.	23,215	1,937,756
Waddell & Reed Financial, Inc. Class A	30,718	1,476,921
		6,927,842
Consumer Finance - 1.3%
American Express Co.	21,875	2,021,688
Santander Consumer U.S.A. Holdings, Inc. (e)	29,881	555,488
Synchrony Financial (a)	60,608	1,758,238
		4,335,414
Diversified Financial Services - 1.2%
CBOE Holdings, Inc.	9,983	598,082
McGraw Hill Financial, Inc.	25,269	2,361,641
Moody's Corp.	11,752	1,187,070
		4,146,793
Insurance - 0.4%
Erie Indemnity Co. Class A	965	84,177
Progressive Corp.	44,551	1,213,569
		1,297,746
Real Estate Investment Trusts - 1.3%
Public Storage	13,004	2,439,941
Weyerhaeuser Co.	50,214	1,773,056
		4,212,997
TOTAL FINANCIALS		21,424,460

	Shares	Value
HEALTH CARE - 15.9%
Biotechnology - 6.1%
Amgen, Inc.	25,988	$ 4,296,076
Biogen Idec, Inc. (a)	12,778	3,931,663
Celgene Corp. (a)	36,763	4,179,585
Gilead Sciences, Inc. (a)	63,603	6,380,653
United Therapeutics Corp. (a)	13,182	1,747,538
		20,535,515
Health Care Equipment & Supplies - 1.3%
C.R. Bard, Inc.	12,642	2,115,639
Edwards Lifesciences Corp. (a)	17,516	2,271,475
Halyard Health, Inc. (a)(e)	1,729	67,794
		4,454,908
Health Care Providers & Services - 2.6%
Aetna, Inc.	23,036	2,009,661
Cardinal Health, Inc.	16,778	1,378,984
Centene Corp. (a)(e)	5,574	550,544
Express Scripts Holding Co. (a)	14,571	1,211,579
HCA Holdings, Inc. (a)	4,691	326,916
Laboratory Corp. of America Holdings (a)	2,654	277,715
UnitedHealth Group, Inc.	431	42,510
Universal Health Services, Inc. Class B	12,284	1,285,152
WellPoint, Inc.	13,063	1,670,888
		8,753,949
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	11,454	2,186,454
PAREXEL International Corp. (a)(e)	7,552	441,868
		2,628,322
Pharmaceuticals - 5.1%
AbbVie, Inc.	75,656	5,235,395
Actavis PLC (a)	1,297	350,981
Allergan, Inc.	7,321	1,565,889
Bristol-Myers Squibb Co.	25,214	1,488,887
Eli Lilly & Co.	17,672	1,203,817
Johnson & Johnson	29,173	3,157,977
Merck & Co., Inc.	40,476	2,444,750
Pfizer, Inc.	54,320	1,692,068
		17,139,764
TOTAL HEALTH CARE		53,512,458
INDUSTRIALS - 10.1%
Aerospace & Defense - 3.2%
Honeywell International, Inc.	10,363	1,026,662
Lockheed Martin Corp.	13,781	2,639,888
Northrop Grumman Corp.	3,242	456,895
Raytheon Co.	13,012	1,388,380
The Boeing Co.	23,925	3,214,563
United Technologies Corp.	17,974	1,978,578
		10,704,966
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.9%
FedEx Corp.	12,701	$ 2,263,064
United Parcel Service, Inc. Class B	5,963	655,453
		2,918,517
Airlines - 1.6%
Alaska Air Group, Inc.	31,142	1,838,312
Copa Holdings SA Class A (e)	6,433	719,917
Southwest Airlines Co.	65,335	2,732,310
		5,290,539
Commercial Services & Supplies - 0.3%
Pitney Bowes, Inc.	38,588	950,037
Industrial Conglomerates - 1.1%
3M Co.	23,067	3,692,796
General Electric Co.	4,918	130,278
		3,823,074
Machinery - 1.8%
Allison Transmission Holdings, Inc.	25,826	849,417
Caterpillar, Inc.	5,200	523,120
Cummins, Inc.	7,927	1,154,330
Parker Hannifin Corp.	13,860	1,788,356
Toro Co.	9,731	639,132
Trinity Industries, Inc. (e)	32,242	1,033,679
		5,988,034
Road & Rail - 1.2%
Union Pacific Corp.	36,202	4,227,308
TOTAL INDUSTRIALS		33,902,475
INFORMATION TECHNOLOGY - 30.1%
Communications Equipment - 2.8%
Arris Group, Inc. (a)	200	5,954
Cisco Systems, Inc.	63,963	1,767,937
Harris Corp.	8,688	622,669
Juniper Networks, Inc.	69,750	1,545,660
QUALCOMM, Inc.	74,816	5,454,086
		9,396,306
Electronic Equipment & Components - 0.1%
Zebra Technologies Corp. Class A (a)	3,970	290,406
Internet Software & Services - 4.1%
eBay, Inc. (a)	8,592	471,529
Facebook, Inc. Class A (a)	73,046	5,675,674
Google, Inc.:
Class A (a)	8,332	4,574,935
Class C (a)	5,692	3,084,096
		13,806,234

	Shares	Value
IT Services - 5.5%
Amdocs Ltd.	34,303	$ 1,672,100
Booz Allen Hamilton Holding Corp. Class A	64,712	1,760,814
Cognizant Technology Solutions Corp. Class A (a)	25,916	1,399,205
Computer Sciences Corp.	24,243	1,536,521
DST Systems, Inc.	17,178	1,704,917
Genpact Ltd. (a)	1,408	25,372
IBM Corp.	31,069	5,038,460
Jack Henry & Associates, Inc.	14,481	890,002
MasterCard, Inc. Class A	9,844	859,283
Visa, Inc. Class A	14,545	3,755,374
		18,642,048
Semiconductors & Semiconductor Equipment - 2.6%
Broadcom Corp. Class A	9,428	406,630
Intel Corp.	61,892	2,305,477
Micron Technology, Inc. (a)	81,190	2,918,781
NVIDIA Corp.	24,623	516,344
ON Semiconductor Corp. (a)	74,586	673,512
Skyworks Solutions, Inc.	18,018	1,215,674
Texas Instruments, Inc.	12,595	685,420
		8,721,838
Software - 6.9%
Aspen Technology, Inc. (a)(e)	38,497	1,452,877
CA Technologies, Inc.	19,453	605,961
Citrix Systems, Inc. (a)	11,467	760,377
Microsoft Corp.	199,247	9,525,999
Oracle Corp.	137,500	5,831,375
Red Hat, Inc. (a)	26,076	1,620,623
Symantec Corp.	64,767	1,689,771
Synopsys, Inc. (a)	36,649	1,590,200
		23,077,183
Technology Hardware, Storage & Peripherals - 8.1%
Apple, Inc.	194,163	23,091,797
Hewlett-Packard Co.	40,912	1,598,023
NetApp, Inc.	39,400	1,676,470
Western Digital Corp.	7,719	797,141
		27,163,431
TOTAL INFORMATION TECHNOLOGY		101,097,446
MATERIALS - 2.9%
Chemicals - 2.9%
Albemarle Corp.	23,468	1,385,551
Celanese Corp. Class A	4,251	255,358
E.I. du Pont de Nemours & Co.	3,431	244,973
Eastman Chemical Co.	6,727	557,803
International Flavors & Fragrances, Inc.	14,920	1,509,456
LyondellBasell Industries NV Class A	31,135	2,455,306
Monsanto Co.	2,340	280,589
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
The Dow Chemical Co.	36,034	$ 1,753,775
Westlake Chemical Corp.	20,364	1,295,150
		9,737,961
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	47,534	1,681,753
Verizon Communications, Inc.	148,985	7,537,151
		9,218,904
TOTAL COMMON STOCKS (Cost $256,466,577)		331,702,184
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.06% 12/11/14 (f) (Cost $299,995)	$ 300,000	299,999
Money Market Funds - 6.5%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	13,670,102	13,670,102
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(d)	8,360,079	8,360,079
TOTAL MONEY MARKET FUNDS (Cost $22,030,181)		22,030,181
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $278,796,753)		354,032,364
NET OTHER ASSETS (LIABILITIES) - (5.3)%		(17,831,395)
NET ASSETS - 100%		$ 336,200,969
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
43 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2014	$ 4,442,545	$ 317,386

The face value of futures purchased as a percentage of net assets is 1.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $178,999.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 8,060
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 56,092,419	$ 56,092,419	$ -	$ -
Consumer Staples	28,863,536	28,863,536	-	-
Energy	17,852,525	17,852,525	-	-
Financials	21,424,460	21,424,460	-	-
Health Care	53,512,458	53,512,458	-	-
Industrials	33,902,475	33,902,475	-	-
Information Technology	101,097,446	101,097,446	-	-
Materials	9,737,961	9,737,961	-	-
Telecommunication Services	9,218,904	9,218,904	-	-
U.S. Government and Government Agency Obligations	299,999	-	299,999	-
Money Market Funds	22,030,181	22,030,181	-	-
Total Investments in Securities:	$ 354,032,364	$ 353,732,365	$ 299,999	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 317,386	$ 317,386	$ -	$ -
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $279,135,996. Net unrealized appreciation aggregated $74,896,368, of which $78,944,586 related to appreciated investment securities and $4,048,218 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Value
Enhanced Index Fund

November 30, 2014

1.859524.107

VEI-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
CONSUMER DISCRETIONARY - 7.9%
Auto Components - 1.2%
Dana Holding Corp.	63,853	$ 1,353,684
Delphi Automotive PLC	6,080	443,536
Gentex Corp.	128,704	4,576,714
Lear Corp.	46,365	4,446,867
TRW Automotive Holdings Corp. (a)	840	86,856
		10,907,657
Automobiles - 0.1%
Ford Motor Co.	42,546	669,249
Diversified Consumer Services - 0.2%
DeVry, Inc.	21,682	1,059,383
H&R Block, Inc.	29,338	986,930
		2,046,313
Hotels, Restaurants & Leisure - 0.7%
Carnival Corp. unit	72,106	3,184,201
Royal Caribbean Cruises Ltd.	38,910	2,869,223
		6,053,424
Media - 2.4%
Comcast Corp. Class A	94,319	5,379,956
Liberty Media Corp. Class A (a)	14,076	517,575
News Corp. Class A (a)	122,680	1,903,994
Starz Series A (a)(e)	5,634	185,866
The Walt Disney Co.	38,185	3,532,494
Time Warner, Inc.	117,404	9,993,428
		21,513,313
Multiline Retail - 0.6%
Kohl's Corp.	29,601	1,764,812
Macy's, Inc.	49,361	3,204,023
		4,968,835
Specialty Retail - 2.7%
Bed Bath & Beyond, Inc. (a)	57,785	4,239,685
Best Buy Co., Inc.	58,571	2,308,283
Foot Locker, Inc.	86,610	4,961,887
GameStop Corp. Class A (e)	36,055	1,363,240
Gap, Inc.	109,516	4,336,834
Home Depot, Inc.	41,302	4,105,419
PetSmart, Inc.	18,770	1,478,325
Staples, Inc.	38,990	548,199
		23,341,872
TOTAL CONSUMER DISCRETIONARY		69,500,663
CONSUMER STAPLES - 6.0%
Beverages - 0.3%
Dr. Pepper Snapple Group, Inc.	35,332	2,614,568
Food & Staples Retailing - 1.3%
CVS Health Corp.	60,780	5,552,861
Wal-Mart Stores, Inc.	63,058	5,520,097
		11,072,958

	Shares	Value
Food Products - 2.5%
Archer Daniels Midland Co.	134,758	$ 7,099,051
Mondelez International, Inc.	23,473	920,142
Pilgrims Pride Corp. (a)(e)	147,943	4,778,559
Sanderson Farms, Inc. (e)	49,433	4,291,279
Tyson Foods, Inc. Class A	118,694	5,025,504
		22,114,535
Household Products - 1.8%
Colgate-Palmolive Co.	24,590	1,711,218
Procter & Gamble Co.	158,373	14,321,670
		16,032,888
Tobacco - 0.1%
Philip Morris International, Inc.	4,611	400,834
TOTAL CONSUMER STAPLES		52,235,783
ENERGY - 10.1%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	19,553	1,114,521
Halliburton Co.	82,484	3,480,825
Helmerich & Payne, Inc.	30,766	2,139,775
Nabors Industries Ltd.	115,031	1,509,207
National Oilwell Varco, Inc.	89,786	6,019,253
Patterson-UTI Energy, Inc.	100,914	1,785,169
Schlumberger Ltd.	19,224	1,652,303
		17,701,053
Oil, Gas & Consumable Fuels - 8.1%
Chevron Corp.	118,500	12,901,095
ConocoPhillips Co.	101,017	6,674,193
Exxon Mobil Corp.	303,911	27,516,095
HollyFrontier Corp.	6,428	262,391
Marathon Petroleum Corp.	47,347	4,265,491
Occidental Petroleum Corp.	94,256	7,518,801
Phillips 66 Co.	9,062	661,707
Tesoro Corp.	63,382	4,856,329
Valero Energy Corp.	120,713	5,867,859
Western Refining, Inc. (e)	19,838	815,540
		71,339,501
TOTAL ENERGY		89,040,554
FINANCIALS - 26.2%
Banks - 10.1%
Bank of America Corp.	988,995	16,852,475
Citigroup, Inc.	247,235	13,343,273
Fulton Financial Corp.	9,724	116,105
JPMorgan Chase & Co.	374,982	22,558,917
KeyCorp	104,547	1,411,385
PNC Financial Services Group, Inc.	24,355	2,130,332
Regions Financial Corp.	477,961	4,813,067
SunTrust Banks, Inc.	14,168	556,661
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
U.S. Bancorp	43,128	$ 1,906,258
Wells Fargo & Co.	464,102	25,284,277
		88,972,750
Capital Markets - 2.6%
Goldman Sachs Group, Inc.	57,978	10,923,635
Morgan Stanley	242,007	8,513,806
Raymond James Financial, Inc.	3,318	186,803
SEI Investments Co.	74,870	2,967,098
		22,591,342
Consumer Finance - 2.2%
Capital One Financial Corp.	96,881	8,060,499
Discover Financial Services	102,540	6,721,497
Navient Corp.	100,640	2,109,414
Santander Consumer U.S.A. Holdings, Inc. (e)	640	11,898
Synchrony Financial (a)(e)	94,046	2,728,274
		19,631,582
Diversified Financial Services - 2.6%
Berkshire Hathaway, Inc. Class B (a)	118,938	17,684,891
Voya Financial, Inc.	114,768	4,806,484
		22,491,375
Insurance - 5.2%
ACE Ltd.	2,897	331,243
AFLAC, Inc.	72,688	4,341,654
Allied World Assurance Co.	24,501	923,688
American Financial Group, Inc.	17,361	1,048,431
American International Group, Inc.	177,879	9,747,769
American National Insurance Co.	4,243	487,012
Aspen Insurance Holdings Ltd.	83,642	3,699,486
Assured Guaranty Ltd.	13,295	339,820
Axis Capital Holdings Ltd.	13,444	672,872
CNA Financial Corp.	5,928	229,532
Endurance Specialty Holdings Ltd.	10,698	630,968
Hanover Insurance Group, Inc.	10,475	746,658
MBIA, Inc. (a)	305,828	3,156,145
MetLife, Inc.	6,816	379,038
PartnerRe Ltd.	26,868	3,130,391
Progressive Corp.	168,548	4,591,248
Reinsurance Group of America, Inc.	30,672	2,629,204
The Travelers Companies, Inc.	68,527	7,157,645
Validus Holdings Ltd.	4,340	180,110
W.R. Berkley Corp.	17,789	929,297
		45,352,211
Real Estate Investment Trusts - 3.5%
American Capital Agency Corp.	210,352	4,853,872
Annaly Capital Management, Inc.	447,681	5,157,285
Chimera Investment Corp.	471,191	1,592,626
Corrections Corp. of America (e)	622	22,548
Equity Lifestyle Properties, Inc.	5,108	253,408

	Shares	Value
Host Hotels & Resorts, Inc.	71,870	$ 1,670,259
MFA Financial, Inc.	512,988	4,298,839
Public Storage	24,693	4,633,148
Starwood Property Trust, Inc. (e)	44,153	1,062,321
The GEO Group, Inc.	4,905	197,622
Two Harbors Investment Corp.	85,683	900,528
Weyerhaeuser Co.	162,710	5,745,290
		30,387,746
TOTAL FINANCIALS		229,427,006
HEALTH CARE - 15.0%
Biotechnology - 1.0%
Amgen, Inc.	29,433	4,865,569
United Therapeutics Corp. (a)	31,283	4,147,187
		9,012,756
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	28,437	1,265,731
C.R. Bard, Inc.	24,845	4,157,811
Covidien PLC	27,597	2,787,297
Edwards Lifesciences Corp. (a)	36,565	4,741,749
Halyard Health, Inc. (a)(e)	5,222	204,755
Medtronic, Inc.	28,591	2,112,017
		15,269,360
Health Care Providers & Services - 3.5%
Aetna, Inc.	68,876	6,008,742
Cardinal Health, Inc.	3,000	246,570
HCA Holdings, Inc. (a)	8,420	586,790
Health Net, Inc. (a)	94,157	4,837,787
Laboratory Corp. of America Holdings (a)	11,973	1,252,855
UnitedHealth Group, Inc.	101,842	10,044,676
Universal Health Services, Inc. Class B	7,743	810,073
WellPoint, Inc.	55,649	7,118,064
		30,905,557
Life Sciences Tools & Services - 0.1%
PAREXEL International Corp. (a)	10,065	588,903
Pharmaceuticals - 8.6%
AbbVie, Inc.	64,665	4,474,818
Bristol-Myers Squibb Co.	12,997	767,473
Eli Lilly & Co.	124,981	8,513,706
Johnson & Johnson	231,294	25,037,576
Merck & Co., Inc.	273,478	16,518,071
Pfizer, Inc.	652,832	20,335,717
		75,647,361
TOTAL HEALTH CARE		131,423,937
INDUSTRIALS - 9.4%
Aerospace & Defense - 2.0%
General Dynamics Corp.	9,471	1,376,705
Huntington Ingalls Industries, Inc.	30,112	3,281,305
Northrop Grumman Corp.	3,510	494,664
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Raytheon Co.	40,674	$ 4,339,916
The Boeing Co.	7,620	1,023,823
United Technologies Corp.	59,775	6,580,032
Vectrus, Inc. (a)	4,131	116,742
		17,213,187
Air Freight & Logistics - 0.7%
FedEx Corp.	35,436	6,313,986
Airlines - 2.2%
Alaska Air Group, Inc.	75,012	4,427,958
Copa Holdings SA Class A (e)	11,873	1,328,707
Delta Air Lines, Inc.	147,707	6,893,486
JetBlue Airways Corp. (a)	82,824	1,211,715
Southwest Airlines Co.	121,650	5,087,403
		18,949,269
Commercial Services & Supplies - 0.1%
Deluxe Corp.	3,491	204,049
UniFirst Corp.	6,716	749,438
		953,487
Industrial Conglomerates - 3.4%
3M Co.	26,075	4,174,347
General Electric Co.	968,033	25,643,194
		29,817,541
Machinery - 1.0%
Allison Transmission Holdings, Inc.	41,962	1,380,130
Caterpillar, Inc.	36,734	3,695,440
Trinity Industries, Inc. (e)	123,461	3,958,160
		9,033,730
Road & Rail - 0.0%
Union Pacific Corp.	4,500	525,465
TOTAL INDUSTRIALS		82,806,665
INFORMATION TECHNOLOGY - 11.1%
Communications Equipment - 2.5%
Brocade Communications Systems, Inc.	416,737	4,713,295
Cisco Systems, Inc.	265,327	7,333,638
Juniper Networks, Inc.	227,191	5,034,553
QUALCOMM, Inc.	58,413	4,258,308
		21,339,794
IT Services - 0.6%
Amdocs Ltd.	36,444	1,776,463
Booz Allen Hamilton Holding Corp. Class A	11,934	324,724
DST Systems, Inc.	30,388	3,016,009
Xerox Corp.	30,768	429,521
		5,546,717
Semiconductors & Semiconductor Equipment - 3.8%
Intel Corp.	490,562	18,273,435
Marvell Technology Group Ltd.	348,819	4,995,088

	Shares	Value
Micron Technology, Inc. (a)	142,290	$ 5,115,326
NVIDIA Corp.	218,314	4,578,045
		32,961,894
Software - 1.5%
Activision Blizzard, Inc.	22,533	487,839
Microsoft Corp.	148,293	7,089,888
Symantec Corp.	220,445	5,751,410
		13,329,137
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	16,950	2,015,864
EMC Corp.	10,465	317,613
Hewlett-Packard Co.	265,482	10,369,727
Lexmark International, Inc. Class A	55,583	2,382,287
NetApp, Inc.	97,952	4,167,858
Western Digital Corp.	44,618	4,607,701
		23,861,050
TOTAL INFORMATION TECHNOLOGY		97,038,592
MATERIALS - 2.7%
Chemicals - 2.6%
Albemarle Corp. (e)	60,189	3,553,559
Cabot Corp.	7,794	335,766
Celanese Corp. Class A (e)	25,284	1,518,810
Eastman Chemical Co.	23,006	1,907,658
LyondellBasell Industries NV Class A	48,615	3,833,779
The Dow Chemical Co.	167,185	8,136,894
The Mosaic Co.	6,513	298,100
Westlake Chemical Corp.	55,385	3,522,486
		23,107,052
Paper & Forest Products - 0.1%
Domtar Corp.	10,029	408,180
TOTAL MATERIALS		23,515,232
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	535,388	18,942,027
Verizon Communications, Inc.	72,786	3,682,244
		22,624,271
UTILITIES - 4.2%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	40,978	2,358,284
Duke Energy Corp.	57,307	4,636,136
Entergy Corp.	65,330	5,481,187
Northeast Utilities	4,099	207,573
Southern Co.	25,632	1,215,726
		13,898,906
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 0.5%
AGL Resources, Inc.	59,674	$ 3,121,547
UGI Corp.	35,074	1,322,641
		4,444,188
Multi-Utilities - 2.0%
Ameren Corp.	146	6,294
Consolidated Edison, Inc.	76,023	4,800,852
DTE Energy Co.	15,985	1,302,138
MDU Resources Group, Inc.	5,103	125,126
PG&E Corp.	34,783	1,756,542
Public Service Enterprise Group, Inc.	149,303	6,237,879
Vectren Corp.	14,156	625,837
Wisconsin Energy Corp.	58,349	2,882,441
		17,737,109
Water Utilities - 0.1%
American Water Works Co., Inc.	19,610	1,040,311
TOTAL UTILITIES		37,120,514
TOTAL COMMON STOCKS (Cost $757,513,558)		834,733,217
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.06% 12/11/14 (f) (Cost $999,983)	$ 1,000,000	999,995
Money Market Funds - 6.2%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	34,832,245	34,832,245
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(d)	19,085,420	19,085,420
TOTAL MONEY MARKET FUNDS (Cost $53,917,665)		53,917,665
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $812,431,206)		889,650,877
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(13,112,790)
NET ASSETS - 100%		$ 876,538,087
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
Purchased
Equity Index Contracts
389 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2014	$ 40,189,535	$ 1,267,208

The face value of futures purchased as a percentage of net assets is 4.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $999,995.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 13,759
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 69,500,663	$ 69,500,663	$ -	$ -
Consumer Staples	52,235,783	52,235,783	-	-
Energy	89,040,554	89,040,554	-	-
Financials	229,427,006	229,427,006	-	-
Health Care	131,423,937	131,423,937	-	-
Industrials	82,806,665	82,806,665	-	-
Information Technology	97,038,592	97,038,592	-	-
Materials	23,515,232	23,515,232	-	-
Telecommunication Services	22,624,271	22,624,271	-	-
Utilities	37,120,514	37,120,514	-	-
U.S. Government and Government Agency Obligations	999,995	-	999,995	-
Money Market Funds	53,917,665	53,917,665	-	-
Total Investments in Securities:	$ 889,650,877	$ 888,650,882	$ 999,995	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,267,208	$ 1,267,208	$ -	$ -
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $813,022,438. Net unrealized appreciation aggregated $76,628,439, of which $94,193,301 related to appreciated investment securities and $17,564,862 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mid Cap
Enhanced Index Fund

November 30, 2014

1.870939.106

MCE-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
CONSUMER DISCRETIONARY - 17.6%
Auto Components - 1.6%
Dana Holding Corp.	29,986	$ 635,703
Delphi Automotive PLC	6,107	445,506
Gentex Corp.	71,855	2,555,164
Lear Corp.	26,584	2,549,671
TRW Automotive Holdings Corp. (a)	3,182	329,019
		6,515,063
Diversified Consumer Services - 0.9%
DeVry, Inc.	20,000	977,200
H&R Block, Inc.	79,509	2,674,683
		3,651,883
Hotels, Restaurants & Leisure - 2.1%
ARAMARK Holdings Corp.	10,797	328,229
Brinker International, Inc.	3,396	191,297
Chipotle Mexican Grill, Inc. (a)	4,412	2,927,891
Hilton Worldwide Holdings, Inc.	36,326	952,468
Royal Caribbean Cruises Ltd.	22,441	1,654,799
SeaWorld Entertainment, Inc.	21,593	360,387
Wyndham Worldwide Corp.	30,689	2,558,235
		8,973,306
Internet & Catalog Retail - 0.5%
Expedia, Inc.	26,114	2,274,791
Leisure Products - 0.7%
Polaris Industries, Inc.	17,229	2,699,957
Media - 1.2%
Morningstar, Inc.	1,413	94,304
Omnicom Group, Inc.	22,778	1,760,056
Starz Series A (a)(e)	63,285	2,087,772
Viacom, Inc. Class B (non-vtg.)	15,083	1,140,727
		5,082,859
Multiline Retail - 2.5%
Dillard's, Inc. Class A (e)	11,326	1,335,109
Dollar General Corp. (a)	49,888	3,329,525
Family Dollar Stores, Inc. (e)	851	67,272
Kohl's Corp.	38,672	2,305,625
Macy's, Inc.	55,859	3,625,808
		10,663,339
Specialty Retail - 5.7%
Bed Bath & Beyond, Inc. (a)	39,905	2,927,830
Best Buy Co., Inc.	75,518	2,976,164
Dick's Sporting Goods, Inc.	49,041	2,481,965
DSW, Inc. Class A	20,774	737,062
Foot Locker, Inc.	46,802	2,681,287
GameStop Corp. Class A (e)	43,241	1,634,942
Gap, Inc.	69,869	2,766,812
GNC Holdings, Inc.	39,800	1,759,956
Murphy U.S.A., Inc. (a)	4,454	283,809
O'Reilly Automotive, Inc. (a)	16,912	3,090,499

	Shares	Value
PetSmart, Inc.	32,223	$ 2,537,883
Staples, Inc.	21,085	296,455
		24,174,664
Textiles, Apparel & Luxury Goods - 2.4%
Fossil Group, Inc. (a)	20,228	2,259,872
Hanesbrands, Inc.	23,111	2,674,405
Michael Kors Holdings Ltd. (a)	27,613	2,118,193
VF Corp.	43,276	3,253,057
		10,305,527
TOTAL CONSUMER DISCRETIONARY		74,341,389
CONSUMER STAPLES - 5.6%
Beverages - 2.5%
Brown-Forman Corp. Class B (non-vtg.)	15,716	1,525,238
Coca-Cola Enterprises, Inc.	46,126	2,026,776
Dr. Pepper Snapple Group, Inc.	42,023	3,109,702
Molson Coors Brewing Co. Class B	10,451	808,385
Monster Beverage Corp. (a)	28,278	3,171,378
		10,641,479
Food & Staples Retailing - 0.0%
Safeway, Inc.	2,828	98,528
Food Products - 2.7%
Archer Daniels Midland Co.	35,530	1,871,720
Hormel Foods Corp.	10,482	556,385
Ingredion, Inc.	8,858	737,251
Mead Johnson Nutrition Co. Class A	24,749	2,569,936
Pilgrims Pride Corp. (a)(e)	72,759	2,350,116
The J.M. Smucker Co.	4,492	460,744
Tyson Foods, Inc. Class A	65,647	2,779,494
		11,325,646
Household Products - 0.1%
Church & Dwight Co., Inc.	7,284	558,756
Tobacco - 0.3%
Lorillard, Inc.	16,253	1,026,214
TOTAL CONSUMER STAPLES		23,650,623
ENERGY - 3.7%
Energy Equipment & Services - 1.9%
Dril-Quip, Inc. (a)	16,955	1,352,161
Halliburton Co.	18,023	760,571
Helmerich & Payne, Inc.	23,193	1,613,073
Nabors Industries Ltd.	42,933	563,281
National Oilwell Varco, Inc.	4,203	281,769
Patterson-UTI Energy, Inc.	77,071	1,363,386
RPC, Inc. (e)	81,359	1,081,261
Unit Corp. (a)	26,180	1,000,600
		8,016,102
Oil, Gas & Consumable Fuels - 1.8%
Marathon Petroleum Corp.	20,887	1,881,710
SM Energy Co. (e)	13,182	572,758
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tesoro Corp.	36,859	$ 2,824,137
Valero Energy Corp.	41,616	2,022,954
Western Refining, Inc. (e)	13,180	541,830
		7,843,389
TOTAL ENERGY		15,859,491
FINANCIALS - 18.2%
Banks - 1.3%
Fifth Third Bancorp	97,255	1,956,771
KeyCorp	138,097	1,864,310
Regions Financial Corp.	171,378	1,725,776
		5,546,857
Capital Markets - 2.5%
Affiliated Managers Group, Inc. (a)	3,823	778,325
Lazard Ltd. Class A	48,752	2,511,703
SEI Investments Co.	59,021	2,339,002
T. Rowe Price Group, Inc.	37,149	3,100,827
Waddell & Reed Financial, Inc. Class A	34,270	1,647,702
		10,377,559
Consumer Finance - 2.3%
Capital One Financial Corp.	18,247	1,518,150
Discover Financial Services	15,445	1,012,420
Navient Corp.	127,032	2,662,591
Santander Consumer U.S.A. Holdings, Inc. (e)	115,146	2,140,564
Synchrony Financial (a)(e)	80,347	2,330,866
		9,664,591
Diversified Financial Services - 2.7%
CBOE Holdings, Inc.	40,024	2,397,838
McGraw Hill Financial, Inc.	37,487	3,503,535
Moody's Corp.	29,908	3,021,007
Voya Financial, Inc.	57,703	2,416,602
		11,338,982
Insurance - 2.9%
Allied World Assurance Co.	304	11,461
American International Group, Inc. warrants 1/19/21 (a)	574	13,724
Aspen Insurance Holdings Ltd.	45,659	2,019,498
Axis Capital Holdings Ltd.	14,315	716,466
Endurance Specialty Holdings Ltd.	2,971	175,230
Erie Indemnity Co. Class A	2,356	205,514
HCC Insurance Holdings, Inc.	15,701	833,252
MBIA, Inc. (a)	58,467	603,379
PartnerRe Ltd.	18,239	2,125,026
Progressive Corp.	104,324	2,841,786
The Travelers Companies, Inc.	9,072	947,570

	Shares	Value
Unum Group	48,841	$ 1,622,498
W.R. Berkley Corp.	6,033	315,164
		12,430,568
Real Estate Investment Trusts - 6.5%
American Capital Agency Corp.	91,090	2,101,902
Annaly Capital Management, Inc.	221,817	2,555,332
Apartment Investment & Management Co. Class A	11,931	444,430
Chimera Investment Corp.	671,995	2,271,343
Corrections Corp. of America (e)	47,523	1,722,709
Equity Lifestyle Properties, Inc.	39,327	1,951,012
Extra Space Storage, Inc.	33,338	1,975,943
General Growth Properties, Inc.	10,704	286,439
Hospitality Properties Trust (SBI)	51,498	1,575,839
Host Hotels & Resorts, Inc.	123,271	2,864,818
MFA Financial, Inc.	243,502	2,040,547
Public Storage	11,039	2,071,248
Rayonier, Inc.	7,151	195,079
Starwood Property Trust, Inc. (e)	68,834	1,656,146
Two Harbors Investment Corp.	22,361	235,014
Washington Prime Group, Inc. (e)	15,567	268,219
Weyerhaeuser Co.	94,078	3,321,894
		27,537,914
TOTAL FINANCIALS		76,896,471
HEALTH CARE - 11.9%
Biotechnology - 0.8%
Alexion Pharmaceuticals, Inc. (a)	4,299	837,875
United Therapeutics Corp. (a)(e)	19,121	2,534,871
		3,372,746
Health Care Equipment & Supplies - 3.7%
Boston Scientific Corp. (a)	237,668	3,058,787
C.R. Bard, Inc.	17,501	2,928,792
CareFusion Corp. (a)	10,186	602,706
Edwards Lifesciences Corp. (a)	24,040	3,117,507
IDEXX Laboratories, Inc. (a)(e)	16,492	2,463,080
St. Jude Medical, Inc.	49,024	3,331,671
		15,502,543
Health Care Providers & Services - 6.4%
Aetna, Inc.	17,268	1,506,460
Cardinal Health, Inc.	43,370	3,564,580
Centene Corp. (a)(e)	24,434	2,413,346
Cigna Corp.	33,891	3,487,045
HCA Holdings, Inc. (a)	50,741	3,536,140
Health Net, Inc. (a)	46,752	2,402,118
Humana, Inc.	21,937	3,026,648
Laboratory Corp. of America Holdings (a)	17,767	1,859,139
Universal Health Services, Inc. Class B	17,754	1,857,423
VCA, Inc. (a)(e)	32,769	1,550,957
WellPoint, Inc.	15,316	1,959,070
		27,162,926
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 1.0%
Charles River Laboratories International, Inc. (a)	223	$ 14,439
Illumina, Inc. (a)	19,421	3,707,275
PAREXEL International Corp. (a)(e)	9,702	567,664
		4,289,378
TOTAL HEALTH CARE		50,327,593
INDUSTRIALS - 12.3%
Aerospace & Defense - 1.3%
BE Aerospace, Inc. (a)	15,939	1,241,170
Huntington Ingalls Industries, Inc.	21,084	2,297,523
Northrop Grumman Corp.	1,281	180,531
Raytheon Co.	12,377	1,320,626
Vectrus, Inc. (a)	11,104	313,799
		5,353,649
Air Freight & Logistics - 0.1%
FedEx Corp.	3,137	558,951
Airlines - 3.5%
Alaska Air Group, Inc.	46,630	2,752,569
Copa Holdings SA Class A	12,875	1,440,841
Delta Air Lines, Inc.	48,999	2,286,783
Southwest Airlines Co.	99,248	4,150,554
Spirit Airlines, Inc. (a)	7,104	587,430
United Continental Holdings, Inc. (a)	58,504	3,582,200
		14,800,377
Building Products - 0.0%
A.O. Smith Corp. (e)	2,686	144,856
Commercial Services & Supplies - 0.8%
ADT Corp. (e)	42,089	1,470,590
Cintas Corp.	3,469	253,757
Pitney Bowes, Inc.	69,642	1,714,586
		3,438,933
Electrical Equipment - 1.2%
AMETEK, Inc.	35,105	1,788,951
Babcock & Wilcox Co.	36,897	1,093,258
Rockwell Automation, Inc.	16,915	1,952,160
		4,834,369
Industrial Conglomerates - 0.1%
Roper Industries, Inc.	3,379	533,274
Machinery - 4.2%
Allison Transmission Holdings, Inc.	67,715	2,227,146
IDEX Corp.	20,893	1,604,791
Lincoln Electric Holdings, Inc.	25,133	1,810,581
Oshkosh Truck Corp.	5,983	271,628
Parker Hannifin Corp.	24,873	3,209,363
Snap-On, Inc.	17,197	2,327,270
Toro Co.	30,917	2,030,629

	Shares	Value
Trinity Industries, Inc. (e)	67,905	$ 2,177,034
WABCO Holdings, Inc. (a)	19,450	1,995,959
		17,654,401
Marine - 0.0%
Kirby Corp. (a)	531	51,050
Professional Services - 1.0%
Manpower, Inc.	25,758	1,722,180
Robert Half International, Inc.	45,093	2,560,831
		4,283,011
Road & Rail - 0.1%
Old Dominion Freight Lines, Inc. (a)	2,031	164,592
TOTAL INDUSTRIALS		51,817,463
INFORMATION TECHNOLOGY - 16.0%
Communications Equipment - 2.2%
Brocade Communications Systems, Inc.	211,951	2,397,166
F5 Networks, Inc. (a)	20,039	2,588,838
Harris Corp.	22,517	1,613,793
Juniper Networks, Inc.	128,461	2,846,696
		9,446,493
Electronic Equipment & Components - 1.2%
CDW Corp.	45,345	1,590,703
Ingram Micro, Inc. Class A (a)	34,743	953,000
Zebra Technologies Corp. Class A (a)	31,504	2,304,518
		4,848,221
IT Services - 3.9%
Amdocs Ltd.	52,745	2,571,055
Booz Allen Hamilton Holding Corp. Class A	81,602	2,220,390
Computer Sciences Corp.	42,355	2,684,460
DST Systems, Inc.	23,507	2,333,070
Genpact Ltd. (a)	20,279	365,428
Jack Henry & Associates, Inc.	29,792	1,831,016
Paychex, Inc.	24,740	1,172,923
The Western Union Co.	31,478	584,861
Xerox Corp.	200,146	2,794,038
		16,557,241
Semiconductors & Semiconductor Equipment - 3.4%
Broadcom Corp. Class A	35,590	1,534,997
Marvell Technology Group Ltd.	177,923	2,547,857
Micron Technology, Inc. (a)	64,236	2,309,284
NVIDIA Corp.	136,222	2,856,575
ON Semiconductor Corp. (a)	241,112	2,177,241
Skyworks Solutions, Inc.	45,547	3,073,056
		14,499,010
Software - 2.7%
Activision Blizzard, Inc.	132,282	2,863,905
Aspen Technology, Inc. (a)(e)	43,901	1,656,824
CA Technologies, Inc.	28,897	900,142
Intuit, Inc.	4,304	404,016
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Symantec Corp.	126,507	$ 3,300,568
Synopsys, Inc. (a)	55,319	2,400,291
		11,525,746
Technology Hardware, Storage & Peripherals - 2.6%
Lexmark International, Inc. Class A	49,633	2,127,270
NetApp, Inc.	69,135	2,941,694
SanDisk Corp.	22,126	2,289,156
Western Digital Corp.	32,905	3,398,099
		10,756,219
TOTAL INFORMATION TECHNOLOGY		67,632,930
MATERIALS - 7.0%
Chemicals - 5.2%
Albemarle Corp.	38,710	2,285,438
Celanese Corp. Class A	42,997	2,582,830
CF Industries Holdings, Inc.	9,715	2,605,077
Eastman Chemical Co.	32,735	2,714,386
Huntsman Corp.	26,032	664,337
International Flavors & Fragrances, Inc.	22,869	2,313,657
LyondellBasell Industries NV Class A	23,303	1,837,675
NewMarket Corp.	3,508	1,381,170
Sigma Aldrich Corp.	7,978	1,089,795
The Mosaic Co.	57,909	2,650,495
Westlake Chemical Corp.	31,454	2,000,474
		22,125,334
Containers & Packaging - 0.9%
Avery Dennison Corp.	1,431	70,849
Ball Corp.	34,473	2,312,104
Packaging Corp. of America	17,397	1,292,249
		3,675,202
Metals & Mining - 0.8%
Compass Minerals International, Inc.	8,357	727,477
Reliance Steel & Aluminum Co.	12,730	813,956
Steel Dynamics, Inc.	61,598	1,388,419
United States Steel Corp.	9,191	306,520
		3,236,372
Paper & Forest Products - 0.1%
Domtar Corp.	10,193	414,855
TOTAL MATERIALS		29,451,763
UTILITIES - 4.0%
Electric Utilities - 0.8%
Edison International	4,795	304,770
Entergy Corp.	35,397	2,969,808
Northeast Utilities	5,545	280,799
Pepco Holdings, Inc.	1,928	53,020
		3,608,397

	Shares	Value
Gas Utilities - 0.8%
AGL Resources, Inc.	30,032	$ 1,570,974
UGI Corp.	47,120	1,776,895
		3,347,869
Multi-Utilities - 1.9%
Ameren Corp.	32,081	1,383,012
Consolidated Edison, Inc.	1,115	70,412
DTE Energy Co.	11,059	900,866
Public Service Enterprise Group, Inc.	83,108	3,472,252
Vectren Corp.	8,690	384,185
Wisconsin Energy Corp.	38,643	1,908,964
		8,119,691
Water Utilities - 0.5%
American Water Works Co., Inc.	36,747	1,949,428
TOTAL UTILITIES		17,025,385
TOTAL COMMON STOCKS (Cost $349,327,747)		407,003,108
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.05% 3/5/15 (f) (Cost $299,958)	$ 300,000	299,988
Money Market Funds - 10.0%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	14,162,865	14,162,865
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(d)	28,027,595	28,027,595
TOTAL MONEY MARKET FUNDS (Cost $42,190,460)		42,190,460
TOTAL INVESTMENT PORTFOLIO - 106.3% (Cost $391,818,165)		449,493,556
NET OTHER ASSETS (LIABILITIES) - (6.3)%		(26,760,739)
NET ASSETS - 100%		$ 422,732,817
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
108 CME E-mini S&P Midcap 400 Index Contracts (United States)	Dec. 2014	$ 15,560,640	$ 446,411

The face value of futures purchased as a percentage of net assets is 3.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $299,988.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 18,337
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 74,341,389	$ 74,341,389	$ -	$ -
Consumer Staples	23,650,623	23,650,623	-	-
Energy	15,859,491	15,859,491	-	-
Financials	76,896,471	76,896,471	-	-
Health Care	50,327,593	50,327,593	-	-
Industrials	51,817,463	51,817,463	-	-
Information Technology	67,632,930	67,632,930	-	-
Materials	29,451,763	29,451,763	-	-
Utilities	17,025,385	17,025,385	-	-
U.S. Government and Government Agency Obligations	299,988	-	299,988	-
Money Market Funds	42,190,460	42,190,460	-	-
Total Investments in Securities:	$ 449,493,556	$ 449,193,568	$ 299,988	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 446,411	$ 446,411	$ -	$ -
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $391,987,896. Net unrealized appreciation aggregated $57,505,660, of which $66,576,930 related to appreciated investment securities and $9,071,270 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap
Enhanced Index Fund

November 30, 2014

1.870937.106

SCE-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 3.3%
Cooper Tire & Rubber Co.	77,734	$ 2,637,515
Dana Holding Corp.	140,452	2,977,582
Drew Industries, Inc. (e)	16,022	754,636
Gentherm, Inc. (a)(e)	49,444	1,863,544
Remy International, Inc. (e)	22,622	416,245
Standard Motor Products, Inc. (e)	9,059	345,601
Tenneco, Inc. (a)(e)	53,103	2,886,148
Tower International, Inc. (a)	72,617	1,853,912
		13,735,183
Automobiles - 0.3%
Winnebago Industries, Inc. (e)	40,674	1,024,171
Distributors - 0.1%
VOXX International Corp. (a)(e)	39,994	336,350
Diversified Consumer Services - 0.7%
Grand Canyon Education, Inc. (a)	7,705	351,887
K12, Inc. (a)	69,459	798,779
LifeLock, Inc. (a)(e)	109,202	1,802,925
Steiner Leisure Ltd. (a)(e)	1,642	72,691
		3,026,282
Hotels, Restaurants & Leisure - 2.7%
Bloomin' Brands, Inc. (a)	13,852	315,410
Buffalo Wild Wings, Inc. (a)(e)	11,731	1,996,734
DineEquity, Inc.	25,943	2,576,918
Interval Leisure Group, Inc.	4,500	97,830
Jack in the Box, Inc.	37,178	2,769,761
Marriott Vacations Worldwide Corp. (e)	36,674	2,695,906
Papa John's International, Inc. (e)	7,583	400,231
Ruth's Hospitality Group, Inc.	44,467	584,296
Speedway Motorsports, Inc.	1,440	28,382
		11,465,468
Household Durables - 0.9%
CSS Industries, Inc.	710	20,597
Ethan Allen Interiors, Inc. (e)	2,430	71,952
Flexsteel Industries, Inc.	36,682	1,163,553
La-Z-Boy, Inc.	34,849	905,726
Skullcandy, Inc. (a)	131,346	1,245,160
Universal Electronics, Inc. (a)	6,765	409,350
		3,816,338
Internet & Catalog Retail - 0.1%
HSN, Inc.	5,243	382,372
Leisure Products - 0.0%
Malibu Boats, Inc. Class A (a)(e)	3,821	71,529
Nautilus, Inc. (a)	3,848	49,370
		120,899
Media - 0.6%
A.H. Belo Corp. Class A	12,994	155,928

	Shares	Value
Entravision Communication Corp. Class A	141,600	$ 914,736
Global Sources Ltd. (a)(e)	49,274	318,803
Saga Communications, Inc. Class A	800	32,016
The McClatchy Co. Class A (a)	58,974	193,435
Time, Inc.	37,359	894,374
		2,509,292
Multiline Retail - 0.6%
Burlington Stores, Inc. (a)(e)	55,765	2,491,023
Specialty Retail - 2.2%
Asbury Automotive Group, Inc. (a)	1,194	90,398
Barnes & Noble, Inc. (a)(e)	93,907	2,193,668
Big 5 Sporting Goods Corp.	102,039	1,338,752
Brown Shoe Co., Inc. (e)	24,652	807,600
Citi Trends, Inc. (a)	5,738	135,761
Finish Line, Inc. Class A	20,907	596,686
Haverty Furniture Companies, Inc.	10,143	213,612
Outerwall, Inc. (a)(e)	37,478	2,633,954
Select Comfort Corp. (a)	19,945	525,351
The Cato Corp. Class A (sub. vtg.)	15,025	602,803
The Children's Place Retail Stores, Inc. (e)	1,715	96,143
		9,234,728
Textiles, Apparel & Luxury Goods - 1.0%
Movado Group, Inc.	36,082	1,036,636
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(e)	45,137	2,771,863
Steven Madden Ltd. (a)	6,677	227,686
Unifi, Inc. (a)(e)	6,669	189,933
		4,226,118
TOTAL CONSUMER DISCRETIONARY		52,368,224
CONSUMER STAPLES - 3.4%
Beverages - 0.1%
National Beverage Corp. (a)	3,958	99,504
Food & Staples Retailing - 0.4%
Andersons, Inc. (e)	30,139	1,628,712
Weis Markets, Inc.	2,014	92,886
		1,721,598
Food Products - 2.1%
Cal-Maine Foods, Inc. (e)	56,883	2,382,260
John B. Sanfilippo & Son, Inc.	2,974	124,373
Omega Protein Corp. (a)	137,144	1,392,012
Sanderson Farms, Inc. (e)	30,155	2,617,756
Seaboard Corp. (a)	8	27,600
Seneca Foods Corp. Class A (a)	6,141	166,114
TreeHouse Foods, Inc. (a)	26,206	2,121,376
		8,831,491
Household Products - 0.3%
Orchids Paper Products Co.	8,410	228,416
WD-40 Co.	13,138	999,802
		1,228,218
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.5%
Nature's Sunshine Products, Inc.	1,213	$ 18,098
Nutraceutical International Corp. (a)	1,722	36,472
USANA Health Sciences, Inc. (a)(e)	20,033	2,136,319
		2,190,889
TOTAL CONSUMER STAPLES		14,071,700
ENERGY - 4.6%
Energy Equipment & Services - 2.0%
Basic Energy Services, Inc. (a)	120,032	1,071,886
Dril-Quip, Inc. (a)	19,030	1,517,643
Exterran Holdings, Inc. (e)	18,338	614,323
Geospace Technologies Corp. (a)(e)	46,863	1,235,309
Gulf Island Fabrication, Inc.	5,038	98,291
Matrix Service Co. (a)	84,615	1,787,069
Pioneer Energy Services Corp. (a)(e)	157,870	953,535
Tesco Corp.	89,145	1,256,053
		8,534,109
Oil, Gas & Consumable Fuels - 2.6%
Abraxas Petroleum Corp. (a)(e)	401,403	1,334,665
Adams Resources & Energy, Inc.	445	19,709
CVR Energy, Inc. (e)	257	11,961
Delek U.S. Holdings, Inc.	29,717	888,538
Green Plains, Inc.	71,350	2,141,214
Kodiak Oil & Gas Corp. (a)	22,071	161,780
Pacific Ethanol, Inc. (a)(e)	156,183	1,816,408
Rex American Resources Corp. (a)	31,515	1,993,954
Teekay Tankers Ltd. (e)	9,144	41,148
Warren Resources, Inc. (a)(e)	149,608	306,696
Western Refining, Inc. (e)	53,240	2,188,696
		10,904,769
TOTAL ENERGY		19,438,878
FINANCIALS - 21.7%
Banks - 4.5%
Arrow Financial Corp.	863	22,326
BancFirst Corp.	2,399	153,560
Banner Bank	10,998	453,008
BNC Bancorp	8,737	148,267
Boston Private Financial Holdings, Inc.	16,904	215,695
Central Pacific Financial Corp.	36,911	706,477
Chemical Financial Corp.	12,592	364,790
Customers Bancorp, Inc. (e)	34,107	613,926
Eagle Bancorp, Inc. (a)(e)	9,624	330,296
Fidelity Southern Corp.	871	13,309
First Bancorp, North Carolina	11,039	188,546
First Bancorp, Puerto Rico (a)(e)	164,261	842,659
First Busey Corp.	3,312	21,694
First Interstate Bancsystem, Inc.	34,754	977,282
First Merchants Corp.	37,061	794,958

	Shares	Value
Great Southern Bancorp, Inc.	1,274	$ 47,495
Hanmi Financial Corp.	12,594	253,139
HomeTrust Bancshares, Inc. (a)	2,240	35,056
MainSource Financial Group, Inc.	3,508	62,513
Merchants Bancshares, Inc.	15,387	438,683
Old National Bancorp, Indiana	27,468	390,046
Peoples Bancorp, Inc.	7,092	171,697
Preferred Bank, Los Angeles	944	24,091
PrivateBancorp, Inc.	82,993	2,610,130
S&T Bancorp, Inc.	1,262	34,680
Simmons First National Corp. Class A	1,545	62,526
Southwest Bancorp, Inc., Oklahoma	2,572	43,467
State Bank Financial Corp.	8,047	149,674
Susquehanna Bancshares, Inc.	28,328	373,080
Talmer Bancorp, Inc. Class A	68,186	948,467
Umpqua Holdings Corp.	106,391	1,807,583
United Community Bank, Inc.	99,303	1,747,733
Univest Corp. of Pennsylvania	2,356	45,706
Washington Trust Bancorp, Inc.	9,517	344,420
WesBanco, Inc.	11,974	397,657
Wilshire Bancorp, Inc.	111,471	1,067,892
Wintrust Financial Corp.	46,322	2,070,130
		18,972,658
Capital Markets - 2.7%
BGC Partners, Inc. Class A	139,702	1,216,804
Calamos Asset Management, Inc. Class A	1,452	19,587
Evercore Partners, Inc. Class A	486	24,543
Financial Engines, Inc.	63,317	2,069,200
HFF, Inc.	50,433	1,738,930
Investment Technology Group, Inc. (a)	118,667	2,343,673
Manning & Napier, Inc. Class A	14,726	225,455
Marcus & Millichap, Inc.	21,992	682,412
Moelis & Co. Class A (e)	4,409	142,102
Oppenheimer Holdings, Inc. Class A (non-vtg.)	7,533	172,430
Piper Jaffray Companies (a)(e)	40,883	2,346,684
Vector Capital Corp. rights (a)	8,300	0
Westwood Holdings Group, Inc.	3,137	186,934
		11,168,754
Consumer Finance - 1.8%
Cash America International, Inc.	51,698	1,261,948
Credit Acceptance Corp. (a)(e)	8,809	1,319,148
Enova International, Inc. (a)	45,240	1,040,068
Nelnet, Inc. Class A	50,547	2,317,074
Regional Management Corp. (a)	13,456	182,463
World Acceptance Corp. (a)(e)	18,393	1,403,938
		7,524,639
Diversified Financial Services - 0.1%
Marlin Business Services Corp.	22,548	420,295
Insurance - 3.3%
Amerisafe, Inc.	14,152	589,997
EMC Insurance Group	1,488	44,298
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Enstar Group Ltd. (a)	1,290	$ 188,276
FBL Financial Group, Inc. Class A	11,706	601,805
Federated National Holding Co.	70,457	1,779,744
HCI Group, Inc.	5,148	208,134
Heritage Insurance Holdings, Inc.	15,171	263,217
Hilltop Holdings, Inc. (a)(e)	11,447	233,290
Horace Mann Educators Corp.	67,590	2,115,567
Infinity Property & Casualty Corp.	436	31,680
Maiden Holdings Ltd. (e)	10,137	132,389
National Western Life Insurance Co. Class A	167	42,894
Navigators Group, Inc. (a)	7,114	519,678
Platinum Underwriters Holdings Ltd.	11,670	865,564
Safety Insurance Group, Inc.	7,292	434,020
Selective Insurance Group, Inc.	65,442	1,751,882
Symetra Financial Corp.	30,969	701,758
Third Point Reinsurance Ltd. (a)	8,755	129,662
United Insurance Holdings Corp.	56,039	1,050,731
Universal Insurance Holdings, Inc.	123,781	2,401,351
		14,085,937
Real Estate Investment Trusts - 7.4%
AG Mortgage Investment Trust, Inc. (e)	11,771	232,477
Agree Realty Corp.	6,996	215,547
Altisource Residential Corp. Class B	97,036	1,967,890
American Capital Mortgage Investment Corp.	92,794	1,862,376
American Realty Capital Heathcare Trust, Inc.	5,315	60,219
Apollo Commercial Real Estate Finance, Inc. (e)	45,254	754,837
Apollo Residential Mortgage, Inc.	55,848	922,609
Capstead Mortgage Corp. (e)	168,283	2,189,362
Chesapeake Lodging Trust	5,415	183,352
CyrusOne, Inc.	19,362	531,487
CYS Investments, Inc. (e)	151,420	1,397,607
Extra Space Storage, Inc.	36,569	2,167,445
FelCor Lodging Trust, Inc.	13,937	145,224
Glimcher Realty Trust	6,226	85,670
Government Properties Income Trust	36,127	820,805
Hatteras Financial Corp.	2,295	43,972
Invesco Mortgage Capital, Inc.	12,087	199,798
LaSalle Hotel Properties (SBI)	3,940	159,058
MFA Financial, Inc.	242,262	2,030,156
New Residential Investment Corp.	12,667	164,164
Potlatch Corp.	8,400	349,020
PS Business Parks, Inc.	2,338	190,290
Redwood Trust, Inc.	5,845	114,270
Resource Capital Corp. (e)	135,963	716,525
RLJ Lodging Trust	97,031	3,195,231
Saul Centers, Inc.	1,033	56,536
Select Income (REIT) (e)	8,438	194,918

	Shares	Value
Sovran Self Storage, Inc.	33,154	$ 2,818,753
Strategic Hotel & Resorts, Inc. (a)	225,905	3,000,018
Sunstone Hotel Investors, Inc.	82,290	1,317,463
The GEO Group, Inc.	68,518	2,760,590
Western Asset Mortgage Capital Corp. (e)	7,699	120,489
		30,968,158
Thrifts & Mortgage Finance - 1.9%
Dime Community Bancshares, Inc. (e)	8,077	122,367
Farmer Mac Class C (non-vtg.)	5,543	168,563
First Defiance Financial Corp.	641	19,275
Home Loan Servicing Solutions Ltd. (e)	124,683	2,436,306
MGIC Investment Corp. (a)(e)	75,068	698,883
Northwest Bancshares, Inc. (e)	12,492	157,274
Provident Financial Services, Inc. (e)	7,190	124,243
Radian Group, Inc. (e)	118,494	2,020,323
Simplicity Bancorp, Inc.	3,490	57,899
Waterstone Financial, Inc.	23,590	291,572
WSFS Financial Corp.	24,444	1,835,744
		7,932,449
TOTAL FINANCIALS		91,072,890
HEALTH CARE - 15.5%
Biotechnology - 3.6%
ACADIA Pharmaceuticals, Inc. (a)(e)	11,592	346,253
Achillion Pharmaceuticals, Inc. (a)(e)	7,658	98,558
Acorda Therapeutics, Inc. (a)(e)	15,435	562,606
Adamas Pharmaceuticals, Inc.	13,822	203,045
Agios Pharmaceuticals, Inc. (a)(e)	867	87,402
Anacor Pharmaceuticals, Inc. (a)(e)	16,898	582,643
Ardelyx, Inc. (e)	8,842	236,700
Arena Pharmaceuticals, Inc. (a)(e)	9,661	40,480
ARIAD Pharmaceuticals, Inc. (a)(e)	5,591	39,752
Auspex Pharmaceuticals, Inc. (e)	3,366	81,558
BioCryst Pharmaceuticals, Inc. (a)(e)	21,852	236,220
Biospecifics Technologies Corp. (a)	5,818	220,619
Bluebird Bio, Inc. (a)	479	19,749
Celldex Therapeutics, Inc. (a)(e)	10,075	204,321
Cepheid, Inc. (a)(e)	12,686	698,745
Chimerix, Inc. (a)(e)	12,357	435,461
Clovis Oncology, Inc. (a)(e)	2,053	97,682
Dyax Corp. (a)	60,379	847,721
Emergent BioSolutions, Inc. (a)(e)	15,588	387,518
Enanta Pharmaceuticals, Inc. (a)(e)	6,990	328,111
Exact Sciences Corp. (a)(e)	11,161	277,016
Halozyme Therapeutics, Inc. (a)(e)	2,213	19,430
Hyperion Therapeutics, Inc. (a)	12,872	263,747
Insys Therapeutics, Inc. (a)(e)	7,679	297,408
Intrexon Corp. (a)(e)	808	21,436
Ironwood Pharmaceuticals, Inc. Class A (a)(e)	13,397	185,414
Isis Pharmaceuticals, Inc. (a)(e)	28,805	1,491,811
Keryx Biopharmaceuticals, Inc. (a)(e)	8,273	131,541
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Ligand Pharmaceuticals, Inc. Class B (a)(e)	2,280	$ 122,778
MannKind Corp. (a)(e)	22,516	138,473
Merrimack Pharmaceuticals, Inc. (a)(e)	2,036	18,650
MiMedx Group, Inc. (a)	19,548	216,201
Neurocrine Biosciences, Inc. (a)(e)	7,614	151,747
Novavax, Inc. (a)(e)	18,573	99,180
NPS Pharmaceuticals, Inc. (a)(e)	18,679	619,769
Oncothyreon, Inc. (a)(e)	27,741	48,547
Ophthotech Corp. (a)	7,880	340,022
Opko Health, Inc. (a)(e)	24,403	204,497
OvaScience, Inc. (a)(e)	6,633	167,550
PDL BioPharma, Inc. (e)	62,143	513,301
Portola Pharmaceuticals, Inc. (a)(e)	2,876	80,873
Progenics Pharmaceuticals, Inc. (a)(e)	4,472	31,125
Prothena Corp. PLC (a)(e)	10,187	246,933
PTC Therapeutics, Inc. (a)	10,284	460,209
Puma Biotechnology, Inc. (a)	6,439	1,461,782
Receptos, Inc. (a)	7,819	1,057,911
Repligen Corp. (a)(e)	21,869	500,144
Synageva BioPharma Corp. (a)(e)	2,399	194,799
Ultragenyx Pharmaceutical, Inc. (e)	5,009	218,342
		15,335,780
Health Care Equipment & Supplies - 4.4%
Abaxis, Inc.	2,262	129,839
Align Technology, Inc. (a)(e)	35,115	1,998,044
Angiodynamics, Inc. (a)(e)	22,694	397,145
Anika Therapeutics, Inc. (a)(e)	4,836	197,744
Atrion Corp.	499	162,180
Cantel Medical Corp.	22,056	960,318
Cryolife, Inc.	8,833	89,213
Cyberonics, Inc. (a)(e)	33,062	1,760,552
Cynosure, Inc. Class A (a)	3,408	93,959
Exactech, Inc. (a)	5,379	119,306
Globus Medical, Inc. (a)	28,500	656,640
Greatbatch, Inc. (a)	19,212	952,339
ICU Medical, Inc. (a)	4,084	341,790
Masimo Corp. (a)(e)	93,758	2,461,148
Natus Medical, Inc. (a)	70,247	2,404,555
Steris Corp. (e)	506	32,258
SurModics, Inc. (a)	19,927	418,666
Symmetry Medical, Inc. (a)	45,455	409,550
Thoratec Corp. (a)(e)	85,730	2,673,919
Vascular Solutions, Inc. (a)	9,231	237,421
Zeltiq Aesthetics, Inc. (a)(e)	75,915	2,077,794
		18,574,380
Health Care Providers & Services - 5.4%
Alliance Healthcare Services, Inc. (a)	63,774	1,436,190
AmSurg Corp. (a)(e)	46,293	2,387,330
Centene Corp. (a)(e)	22,505	2,222,819

	Shares	Value
Chemed Corp. (e)	9,361	$ 1,030,740
Corvel Corp. (a)	17,893	620,171
Five Star Quality Care, Inc. (a)	31,683	139,405
Hanger, Inc. (a)(e)	5,180	111,111
HealthSouth Corp. (e)	18,288	752,185
Magellan Health Services, Inc. (a)	34,569	2,115,277
Molina Healthcare, Inc. (a)(e)	41,758	2,134,669
National Healthcare Corp.	8,413	506,883
Owens & Minor, Inc.	14,617	500,048
PharMerica Corp. (a)	65,854	1,436,276
Providence Service Corp. (a)	44,678	1,748,250
RadNet, Inc. (a)	15,654	131,807
Select Medical Holdings Corp.	163,578	2,360,431
Team Health Holdings, Inc. (a)(e)	48,962	2,798,668
Triple-S Management Corp. (a)	6,162	142,465
		22,574,725
Health Care Technology - 0.6%
Omnicell, Inc. (a)	75,580	2,433,676
Quality Systems, Inc.	5,392	79,424
		2,513,100
Life Sciences Tools & Services - 0.5%
Affymetrix, Inc. (a)(e)	51,263	468,031
Cambrex Corp. (a)	14,542	330,831
Luminex Corp. (a)	10,817	200,115
PAREXEL International Corp. (a)(e)	16,866	986,830
		1,985,807
Pharmaceuticals - 1.0%
Akorn, Inc. (a)(e)	10,037	402,183
Amphastar Pharmaceuticals, Inc. (a)	1,665	17,366
Avanir Pharmaceuticals, Inc. Class A (a)(e)	26,587	396,678
Catalent, Inc. (a)	4,158	119,709
DepoMed, Inc. (a)(e)	1,294	20,044
Impax Laboratories, Inc. (a)	22,875	730,856
Lannett Co., Inc. (a)(e)	10,737	527,509
Nektar Therapeutics (a)(e)	15,059	251,034
Pacira Pharmaceuticals, Inc. (a)(e)	6,301	591,853
Pozen, Inc. (e)	27,559	245,000
Prestige Brands Holdings, Inc. (a)(e)	6,904	230,939
Sagent Pharmaceuticals, Inc. (a)(e)	2,310	66,597
SciClone Pharmaceuticals, Inc. (a)(e)	38,364	325,710
The Medicines Company (a)(e)	7,494	200,914
Theravance, Inc. (e)	5,275	79,811
		4,206,203
TOTAL HEALTH CARE		65,189,995
INDUSTRIALS - 13.3%
Aerospace & Defense - 2.4%
American Science & Engineering, Inc.	9,547	466,657
Astronics Corp. (a)(e)	29,505	1,446,335
Curtiss-Wright Corp. (e)	30,036	2,129,552
Esterline Technologies Corp. (a)(e)	17,841	2,120,046
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Moog, Inc. Class A (a)(e)	34,745	$ 2,528,741
Teledyne Technologies, Inc. (a)	14,562	1,556,823
		10,248,154
Airlines - 1.4%
Allegiant Travel Co.	1,187	166,489
JetBlue Airways Corp. (a)(e)	229,865	3,362,925
Spirit Airlines, Inc. (a)	28,375	2,346,329
		5,875,743
Building Products - 0.2%
American Woodmark Corp. (a)	15,519	618,122
Insteel Industries, Inc.	3,563	77,780
PGT, Inc. (a)(e)	17,725	166,792
Universal Forest Products, Inc.	4,298	205,187
		1,067,881
Commercial Services & Supplies - 2.9%
ACCO Brands Corp. (a)(e)	140,890	1,234,196
ARC Document Solutions, Inc. (a)	44,101	424,693
Deluxe Corp.	45,666	2,669,178
G&K Services, Inc. Class A	19,347	1,259,490
HNI Corp. (e)	27,224	1,277,895
Kimball International, Inc. Class B	130,492	1,225,320
Steelcase, Inc. Class A (e)	43,098	755,077
UniFirst Corp.	22,716	2,534,878
United Stationers, Inc.	6,157	252,806
Viad Corp.	7,733	185,824
West Corp.	13,885	433,767
		12,253,124
Construction & Engineering - 0.6%
Argan, Inc.	62,324	1,980,033
Comfort Systems U.S.A., Inc.	6,168	88,634
EMCOR Group, Inc. (e)	5,042	218,571
Great Lakes Dredge & Dock Corp. (a)(e)	10,222	77,483
MYR Group, Inc. (a)	2,396	62,176
		2,426,897
Machinery - 3.0%
Alamo Group, Inc.	19,041	906,923
Astec Industries, Inc.	69	2,710
Douglas Dynamics, Inc.	3,108	71,577
Federal Signal Corp.	25,909	386,562
Greenbrier Companies, Inc. (e)	34,027	1,887,818
Hurco Companies, Inc.	11,267	391,190
Hyster-Yale Materials Handling Class A	25,177	1,848,244
Kadant, Inc.	24,466	976,193
Lydall, Inc. (a)	6,226	165,425
Meritor, Inc. (a)(e)	119,855	1,687,558
Mueller Industries, Inc.	54,917	1,801,827
Mueller Water Products, Inc. Class A	118,985	1,129,168
Rexnord Corp. (a)	18,794	517,775

	Shares	Value
Standex International Corp.	8,262	$ 602,878
Woodward, Inc.	2,768	143,050
		12,518,898
Professional Services - 1.4%
Barrett Business Services, Inc.	26,431	576,724
Exponent, Inc.	1,758	133,713
ICF International, Inc. (a)	2,325	90,164
Korn/Ferry International (a)	83,694	2,272,292
Resources Connection, Inc.	65,399	992,103
RPX Corp. (a)(e)	124,038	1,627,379
TrueBlue, Inc. (a)	8,088	185,620
VSE Corp.	382	20,559
		5,898,554
Road & Rail - 1.4%
AMERCO	6,966	1,937,941
ArcBest Corp.	55,775	2,421,751
Old Dominion Freight Lines, Inc. (a)	17,299	1,401,911
		5,761,603
TOTAL INDUSTRIALS		56,050,854
INFORMATION TECHNOLOGY - 19.1%
Communications Equipment - 1.0%
Aruba Networks, Inc. (a)(e)	113,389	2,121,508
Black Box Corp.	19,845	460,007
Communications Systems, Inc.	7,468	85,733
Comtech Telecommunications Corp.	265	10,518
Emulex Corp. (a)(e)	8,545	46,228
Oplink Communications, Inc.	4,348	105,091
Plantronics, Inc.	10,372	541,107
Polycom, Inc. (a)	62,615	824,640
		4,194,832
Electronic Equipment & Components - 3.6%
Anixter International, Inc.	29,831	2,592,314
Benchmark Electronics, Inc. (a)	97,941	2,329,037
Daktronics, Inc.	57,782	689,339
DTS, Inc. (a)	15,556	501,681
Fabrinet (a)(e)	10,426	174,844
Insight Enterprises, Inc. (a)	8,468	198,405
Kimball Electronics, Inc. (a)	95,783	1,053,613
Methode Electronics, Inc. Class A	4,882	189,178
Newport Corp. (a)	20,533	361,586
Plexus Corp. (a)	18,732	730,735
Rofin-Sinar Technologies, Inc. (a)(e)	5,242	141,115
Sanmina Corp. (a)	101,379	2,493,923
ScanSource, Inc. (a)	38,444	1,493,934
SYNNEX Corp. (e)	33,630	2,402,527
		15,352,231
Internet Software & Services - 1.2%
Constant Contact, Inc. (a)(e)	68,088	2,225,116
Conversant, Inc. (a)	4,441	155,524
Dice Holdings, Inc. (a)	10,248	111,396
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
LogMeIn, Inc. (a)(e)	14,017	$ 708,840
Stamps.com, Inc. (a)(e)	3,918	185,126
United Online, Inc.	113,220	1,478,653
		4,864,655
IT Services - 2.5%
Computer Task Group, Inc.	14,693	136,939
CSG Systems International, Inc. (e)	43,729	1,098,472
EPAM Systems, Inc. (a)(e)	10,616	541,734
ExlService Holdings, Inc. (a)	27,264	764,210
Global Cash Access Holdings, Inc. (a)	153,382	1,089,012
Higher One Holdings, Inc. (a)	12,868	45,939
Jack Henry & Associates, Inc.	34,052	2,092,836
Lionbridge Technologies, Inc. (a)	7,347	37,249
Maximus, Inc. (e)	12,418	650,579
MoneyGram International, Inc. (a)(e)	145,227	1,251,857
NCI, Inc. Class A (a)	11,631	139,456
Neustar, Inc. Class A (a)(e)	27,144	739,674
Sapient Corp. (a)(e)	11,245	277,752
Science Applications International Corp.	6,112	309,451
Syntel, Inc. (a)	30,180	1,343,010
Teletech Holdings, Inc. (a)	4,471	104,487
		10,622,657
Semiconductors & Semiconductor Equipment - 3.9%
Amkor Technology, Inc. (a)(e)	16,004	107,067
Cabot Microelectronics Corp. (a)	25,541	1,208,089
Cirrus Logic, Inc. (a)(e)	41,607	760,992
Diodes, Inc. (a)	2,395	63,683
Fairchild Semiconductor International, Inc. (a)	146,332	2,360,335
Integrated Device Technology, Inc. (a)	152,240	2,840,798
International Rectifier Corp. (a)	6,711	267,635
IXYS Corp.	17,448	199,431
Lattice Semiconductor Corp. (a)(e)	332,452	2,177,561
Pericom Semiconductor Corp. (a)	9,593	121,927
Rambus, Inc. (a)(e)	23,547	279,032
RF Micro Devices, Inc. (a)(e)	230,571	3,368,624
Synaptics, Inc. (a)(e)	19,704	1,241,155
Tessera Technologies, Inc.	8,225	281,131
TriQuint Semiconductor, Inc. (a)	18,570	452,551
Ultra Clean Holdings, Inc. (a)	55,912	485,875
		16,215,886
Software - 6.0%
Advent Software, Inc.	65,918	2,078,395
Aspen Technology, Inc. (a)	76,332	2,880,770
AVG Technologies NV (a)(e)	97,821	1,921,204
Compuware Corp.	11,476	118,432
Fair Isaac Corp.	2,402	172,416
Manhattan Associates, Inc. (a)	71,689	2,836,017
Monotype Imaging Holdings, Inc.	41,499	1,147,032

	Shares	Value
NetScout Systems, Inc. (a)(e)	64,619	$ 2,465,215
Pegasystems, Inc. (e)	89,603	1,874,495
Progress Software Corp. (a)	47,673	1,229,487
QAD, Inc.:
Class A	5,956	116,857
Class B	3,694	66,270
Qualys, Inc. (a)(e)	32,222	1,143,559
SS&C Technologies Holdings, Inc.	56,903	2,876,447
Take-Two Interactive Software, Inc. (a)(e)	100,876	2,790,230
TeleCommunication Systems, Inc. Class A (a)	181,935	558,540
Vasco Data Security International, Inc. (a)(e)	25,690	765,562
		25,040,928
Technology Hardware, Storage & Peripherals - 0.9%
QLogic Corp. (a)	194,916	2,249,331
Quantum Corp. (a)(e)	118,422	187,107
Super Micro Computer, Inc. (a)(e)	42,802	1,424,451
		3,860,889
TOTAL INFORMATION TECHNOLOGY		80,152,078
MATERIALS - 4.2%
Chemicals - 1.6%
A. Schulman, Inc.	15,878	607,492
FutureFuel Corp.	128,196	1,430,667
Minerals Technologies, Inc.	36,556	2,713,552
Quaker Chemical Corp.	1,729	140,792
Sensient Technologies Corp. (e)	28,907	1,704,068
Stepan Co.	2,310	95,634
Tredegar Corp.	4,844	88,839
		6,781,044
Containers & Packaging - 0.7%
Graphic Packaging Holding Co. (a)	233,779	2,910,549
Metals & Mining - 0.8%
Century Aluminum Co. (a)	88,171	2,437,928
Kaiser Aluminum Corp. (e)	8,238	599,562
U.S. Silica Holdings, Inc.	5,754	180,791
Worthington Industries, Inc.	3,083	116,260
		3,334,541
Paper & Forest Products - 1.1%
Boise Cascade Co. (a)	65,285	2,330,022
Clearwater Paper Corp. (a)	2,613	173,137
Schweitzer-Mauduit International, Inc.	48,124	2,058,263
		4,561,422
TOTAL MATERIALS		17,587,556
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
IDT Corp. Class B	19,624	332,431
Inteliquent, Inc.	128,359	2,364,373
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Intelsat SA (a)(e)	5,093	$ 89,688
Premiere Global Services, Inc. (a)	8,967	94,602
		2,881,094
Wireless Telecommunication Services - 0.0%
Spok Holdings, Inc.	1,591	25,233
TOTAL TELECOMMUNICATION SERVICES		2,906,327
UTILITIES - 1.6%
Electric Utilities - 0.2%
Cleco Corp. (e)	7,083	380,570
IDACORP, Inc. (e)	4,840	300,612
Spark Energy, Inc. Class A,	2,667	37,365
		718,547
Gas Utilities - 0.1%
New Jersey Resources Corp.	9,313	539,223
ONE Gas, Inc. (e)	632	24,534
		563,757
Independent Power Producers & Energy Traders - 0.5%
Black Hills Corp. (e)	732	39,535
Dynegy, Inc. (a)	66,099	2,191,182
		2,230,717
Multi-Utilities - 0.2%
Avista Corp.	16,928	583,170
Water Utilities - 0.6%
American States Water Co. (e)	68,976	2,406,573
California Water Service Group (e)	3,955	99,152
Middlesex Water Co.	4,148	91,422
		2,597,147
TOTAL UTILITIES		6,693,338
TOTAL COMMON STOCKS (Cost $349,907,162)		405,531,840
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.06% 3/5/15 to 6/25/15 (f) (Cost $649,828)	$ 650,000	649,807
Money Market Funds - 33.6%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (c)	13,351,215	$ 13,351,215
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(d)	127,776,363	127,776,363
TOTAL MONEY MARKET FUNDS (Cost $141,127,578)		141,127,578
TOTAL INVESTMENT PORTFOLIO - 130.4% (Cost $491,684,568)		547,309,225
NET OTHER ASSETS (LIABILITIES) - (30.4)%		(127,467,950)
NET ASSETS - 100%		$ 419,841,275
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
120 ICE Russell 2000 Mini Index Contracts (United States)	Dec. 2014	$ 14,059,200	$ 770,970

The face value of futures purchased as a percentage of net assets is 3.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $638,807.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 148,582
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 52,368,224	$ 52,368,224	$ -	$ -
Consumer Staples	14,071,700	14,071,700	-	-
Energy	19,438,878	19,438,878	-	-
Financials	91,072,890	91,072,890	-	-
Health Care	65,189,995	65,189,995	-	-
Industrials	56,050,854	56,050,854	-	-
Information Technology	80,152,078	80,152,078	-	-
Materials	17,587,556	17,587,556	-	-
Telecommunication Services	2,906,327	2,906,327	-	-
Utilities	6,693,338	6,693,338	-	-
U.S. Government and Government Agency Obligations	649,807	-	649,807	-
Money Market Funds	141,127,578	141,127,578	-	-
Total Investments in Securities:	$ 547,309,225	$ 546,659,418	$ 649,807	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 770,970	$ 770,970	$ -	$ -
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $492,557,307. Net unrealized appreciation aggregated $54,751,918, of which $73,906,062 related to appreciated investment securities and $19,154,144 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 29, 2015